united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)
Eventide Balanced Fund

Class A (ETAMX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.07%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund - with load
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$17,500
$15,000
$12,500
$10,000
$7,500
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
$16,898
$16,590
$11,217

	Eventide Balanced Fund - with load	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$9,425	$10,000	$10,000
Jun-2016	$9,872	$10,210	$10,595
Jun-2017	$10,882	$11,074	$10,562
Jun-2018	$10,899	$11,757	$10,520
Jun-2019	$11,614	$12,668	$11,348
Jun-2020	$12,435	$13,172	$12,339
Jun-2021	$15,773	$16,127	$12,298
Jun-2022	$14,268	$14,324	$11,032
Jun-2023	$15,027	$15,344	$10,929
Jun-2024	$16,898	$16,590	$11,217

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 15, 2015)
Eventide Balanced Fund - Class A
Without Load	12.45%	7.79%	6.73%
With Load	5.98%	6.53%	6.03%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	8.12%	5.54%	5.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.6%
Collateralized Mortgage Obligations	0.5%
Common Stocks	49.9%
Convertible Bonds	0.4%
Corporate Bonds	21.0%
Municipal Bonds	4.3%
Reit	4.1%
Short-Term Investments	0.0%
U.S. Government & Agencies	18.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Eventide Balanced Fund - Class A (ETAMX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETAMX

Eventide Balanced Fund

Class C (ETCMX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.82%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$17,500
$15,000
$12,500
$10,000
$16,736
$16,590
$11,217
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,408	$10,210	$10,595
Jun-2017	$11,375	$11,074	$10,562
Jun-2018	$11,319	$11,757	$10,520
Jun-2019	$11,968	$12,668	$11,348
Jun-2020	$12,714	$13,172	$12,339
Jun-2021	$16,000	$16,127	$12,298
Jun-2022	$14,346	$14,324	$11,032
Jun-2023	$14,999	$15,344	$10,929
Jun-2024	$16,736	$16,590	$11,217

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 15, 2015)
Eventide Balanced Fund - Class C	11.58%	6.94%	5.91%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	8.12%	5.54%	5.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.6%
Collateralized Mortgage Obligations	0.5%
Common Stocks	49.9%
Convertible Bonds	0.4%
Corporate Bonds	21.0%
Municipal Bonds	4.3%
Reit	4.1%
Short-Term Investments	0.0%
U.S. Government & Agencies	18.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Eventide Balanced Fund - Class C (ETCMX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETCMX

Eventide Balanced Fund

Class I (ETIMX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.82%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$20,000
$17,500
$15,000
$12,500
$10,000
$18,297
$16,590
$11,217
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,503	$10,210	$10,595
Jun-2017	$11,603	$11,074	$10,562
Jun-2018	$11,657	$11,757	$10,520
Jun-2019	$12,451	$12,668	$11,348
Jun-2020	$13,352	$13,172	$12,339
Jun-2021	$16,973	$16,127	$12,298
Jun-2022	$15,368	$14,324	$11,032
Jun-2023	$16,229	$15,344	$10,929
Jun-2024	$18,297	$16,590	$11,217

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 15, 2015)
Eventide Balanced Fund - Class I	12.75%	8.00%	6.97%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	8.12%	5.54%	5.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.6%
Collateralized Mortgage Obligations	0.5%
Common Stocks	49.9%
Convertible Bonds	0.4%
Corporate Bonds	21.0%
Municipal Bonds	4.3%
Reit	4.1%
Short-Term Investments	0.0%
U.S. Government & Agencies	18.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Eventide Balanced Fund - Class I (ETIMX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETIMX

Eventide Balanced Fund

Class N (ETNMX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$102	1.02%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$20,000
$17,500
$15,000
$12,500
$10,000
$17,983
$16,590
$11,217
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,479	$10,210	$10,595
Jun-2017	$11,558	$11,074	$10,562
Jun-2018	$11,591	$11,757	$10,520
Jun-2019	$12,358	$12,668	$11,348
Jun-2020	$13,226	$13,172	$12,339
Jun-2021	$16,772	$16,127	$12,298
Jun-2022	$15,166	$14,324	$11,032
Jun-2023	$15,982	$15,344	$10,929
Jun-2024	$17,983	$16,590	$11,217

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 15, 2015)
Eventide Balanced Fund - Class N	12.52%	7.79%	6.77%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	8.12%	5.54%	5.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.6%
Collateralized Mortgage Obligations	0.5%
Common Stocks	49.9%
Convertible Bonds	0.4%
Corporate Bonds	21.0%
Municipal Bonds	4.3%
Reit	4.1%
Short-Term Investments	0.0%
U.S. Government & Agencies	18.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Eventide Balanced Fund - Class N (ETNMX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETNMX

Eventide Core Bond Fund

Class A (ETARX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.83%

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund - with load	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$9,425	$10,000
Jun-2021	$9,210	$9,820
Jun-2022	$8,113	$8,809
Jun-2023	$8,040	$8,727
Jun-2024	$8,234	$8,956

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2020)
Eventide Core Bond Fund - Class A
Without Load	2.42%	- 3.39%
With Load	- 3.48%	- 4.84%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.78%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.0%
Corporate Bonds	46.5%
Municipal Bonds	9.9%
U.S. Government & Agencies	40.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Core Bond Fund - Class A (ETARX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETARX

Eventide Core Bond Fund

Class C (ETCRX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.58%

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,698	$9,820
Jun-2022	$8,499	$8,809
Jun-2023	$8,357	$8,727
Jun-2024	$8,485	$8,956

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2020)
Eventide Core Bond Fund - Class C	1.53%	- 4.11%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.78%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.0%
Corporate Bonds	46.5%
Municipal Bonds	9.9%
U.S. Government & Agencies	40.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Core Bond Fund - Class C (ETCRX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETCRX

Eventide Core Bond Fund

Class I (ETIRX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.58%

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,776	$9,820
Jun-2022	$8,651	$8,809
Jun-2023	$8,593	$8,727
Jun-2024	$8,812	$8,956

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2020)
Eventide Core Bond Fund - Class I	2.54%	- 3.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.78%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.0%
Corporate Bonds	46.5%
Municipal Bonds	9.9%
U.S. Government & Agencies	40.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Core Bond Fund - Class I (ETIRX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETIRX

Eventide Core Bond Fund

Class N (ETNRX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$78	0.78%

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,761	$9,820
Jun-2022	$8,620	$8,809
Jun-2023	$8,543	$8,727
Jun-2024	$8,743	$8,956

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2020)
Eventide Core Bond Fund - Class N	2.34%	- 3.37%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.78%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.0%
Corporate Bonds	46.5%
Municipal Bonds	9.9%
U.S. Government & Agencies	40.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Core Bond Fund - Class N (ETNRX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETNRX

Eventide Dividend Opportunities Fund

Class A (ETADX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.20%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Opportunities Fund - with load	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$9,425	$10,000	$10,000
Jun-2018	$9,236	$10,897	$11,146
Jun-2019	$10,081	$11,723	$10,713
Jun-2020	$10,742	$11,654	$10,166
Jun-2021	$15,814	$17,332	$17,109
Jun-2022	$13,778	$14,753	$12,770
Jun-2023	$15,256	$16,886	$14,093
Jun-2024	$18,512	$18,980	$15,045

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 29, 2017)
Eventide Dividend Opportunities Fund - Class A
Without Load	21.35%	12.92%	10.52%
With Load	14.40%	11.60%	9.55%
Bloomberg US Mid Cap Total Return Index	12.40%	10.12%	9.96%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.24%

Fund Statistics

  Net Assets$863,913,670
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$4,876,704
  Portfolio Turnover38%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.3%
Corporate Bonds	0.4%
Reit	7.3%
Short-Term Investments	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Dividend Opportunities Fund - Class A (ETADX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETADX

Eventide Dividend Opportunities Fund

Class C (ETCDX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,763	$10,897	$11,146
Jun-2019	$10,577	$11,723	$10,713
Jun-2020	$11,188	$11,654	$10,166
Jun-2021	$16,326	$17,332	$17,109
Jun-2022	$14,110	$14,753	$12,770
Jun-2023	$15,490	$16,886	$14,093
Jun-2024	$18,665	$18,980	$15,045

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 29, 2017)
Eventide Dividend Opportunities Fund - Class C	20.50%	12.03%	9.69%
Bloomberg US Mid Cap Total Return Index	12.40%	10.12%	9.96%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.24%

Fund Statistics

  Net Assets$863,913,670
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$4,876,704
  Portfolio Turnover38%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.3%
Corporate Bonds	0.4%
Reit	7.3%
Short-Term Investments	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Dividend Opportunities Fund - Class C (ETCDX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETCDX

Eventide Dividend Opportunities Fund

Class I (ETIDX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,832	$10,897	$11,146
Jun-2019	$10,756	$11,723	$10,713
Jun-2020	$11,487	$11,654	$10,166
Jun-2021	$16,942	$17,332	$17,109
Jun-2022	$14,787	$14,753	$12,770
Jun-2023	$16,404	$16,886	$14,093
Jun-2024	$19,962	$18,980	$15,045

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 29, 2017)
Eventide Dividend Opportunities Fund - Class I	21.70%	13.16%	10.78%
Bloomberg US Mid Cap Total Return Index	12.40%	10.12%	9.96%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.24%

Fund Statistics

  Net Assets$863,913,670
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$4,876,704
  Portfolio Turnover38%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.3%
Corporate Bonds	0.4%
Reit	7.3%
Short-Term Investments	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Dividend Opportunities Fund - Class I (ETIDX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETIDX

Eventide Dividend Opportunities Fund

Class N (ETNDX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$115	1.15%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,813	$10,897	$11,146
Jun-2019	$10,716	$11,723	$10,713
Jun-2020	$11,424	$11,654	$10,166
Jun-2021	$16,817	$17,332	$17,109
Jun-2022	$14,647	$14,753	$12,770
Jun-2023	$16,216	$16,886	$14,093
Jun-2024	$19,686	$18,980	$15,045

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 29, 2017)
Eventide Dividend Opportunities Fund - Class N	21.40%	12.93%	10.55%
Bloomberg US Mid Cap Total Return Index	12.40%	10.12%	9.96%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.24%

Fund Statistics

  Net Assets$863,913,670
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$4,876,704
  Portfolio Turnover38%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.3%
Corporate Bonds	0.4%
Reit	7.3%
Short-Term Investments	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Dividend Opportunities Fund - Class N (ETNDX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETNDX

Eventide Exponential Technologies Fund

Class A (ETAEX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.68%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund - with load	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$9,425	$10,000	$10,000
Jun-2021	$18,002	$15,247	$16,831
Jun-2022	$10,451	$10,839	$12,562
Jun-2023	$11,474	$12,771	$13,864
Jun-2024	$11,436	$13,947	$14,800

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2020)
Eventide Exponential Technologies Fund - Class A
Without Load	- 0.33%	4.95%
With Load	- 6.05%	3.41%
Bloomberg US 2500 Technology Total Return Index	9.21%	8.67%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	10.30%

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Purchased Options	0.0%
Short-Term Investments	0.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Exponential Technologies Fund - Class A (ETAEX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETAEX

Eventide Exponential Technologies Fund

Class C (ETCEX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.43%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$18,980	$15,247	$16,831
Jun-2022	$10,928	$10,839	$12,562
Jun-2023	$11,912	$12,771	$13,864
Jun-2024	$11,780	$13,947	$14,800

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2020)
Eventide Exponential Technologies Fund - Class C	- 1.11%	4.18%
Bloomberg US 2500 Technology Total Return Index	9.21%	8.67%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	10.30%

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Purchased Options	0.0%
Short-Term Investments	0.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Exponential Technologies Fund - Class C (ETCEX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETCEX

Eventide Exponential Technologies Fund

Class I (ETIEX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.43%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,140	$15,247	$16,831
Jun-2022	$11,128	$10,839	$12,562
Jun-2023	$12,254	$12,771	$13,864
Jun-2024	$12,244	$13,947	$14,800

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2020)
Eventide Exponential Technologies Fund - Class I	- 0.08%	5.19%
Bloomberg US 2500 Technology Total Return Index	9.21%	8.67%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	10.30%

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Purchased Options	0.0%
Short-Term Investments	0.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Exponential Technologies Fund - Class I (ETIEX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETIEX

Eventide Exponential Technologies Fund

Class N (ETNEX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$163	1.63%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,100	$15,247	$16,831
Jun-2022	$11,078	$10,839	$12,562
Jun-2023	$12,174	$12,771	$13,864
Jun-2024	$12,143	$13,947	$14,800

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2020)
Eventide Exponential Technologies Fund - Class N	- 0.25%	4.97%
Bloomberg US 2500 Technology Total Return Index	9.21%	8.67%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	10.30%

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Purchased Options	0.0%
Short-Term Investments	0.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Exponential Technologies Fund - Class N (ETNEX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETNEX

Eventide Gilead Fund

Class A (ETAGX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.41%

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund - with load	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$9,424	$10,000	$10,000
Jun-2015	$11,134	$10,917	$10,485
Jun-2016	$9,015	$10,827	$9,804
Jun-2017	$11,555	$12,453	$12,228
Jun-2018	$14,559	$14,410	$14,371
Jun-2019	$16,941	$16,210	$13,813
Jun-2020	$19,750	$17,717	$13,107
Jun-2021	$29,504	$25,573	$22,060
Jun-2022	$19,864	$19,875	$16,465
Jun-2023	$22,989	$23,351	$18,171
Jun-2024	$22,836	$26,123	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class A
Without Load	- 0.66%	6.15%	9.25%
With Load	- 6.38%	4.90%	8.61%
Bloomberg US Mid Cap Growth Total Return Index	11.87%	10.01%	10.08%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Corporate Bonds	1.3%
Private Investments	1.3%
Short-Term Investments	0.2%
Warrant	0.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Gilead Fund - Class A (ETAGX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETAGX

Eventide Gilead Fund

Class C (ETCGX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.16%

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,725	$10,917	$10,485
Jun-2016	$9,423	$10,827	$9,804
Jun-2017	$11,990	$12,453	$12,228
Jun-2018	$14,992	$14,410	$14,371
Jun-2019	$17,317	$16,210	$13,813
Jun-2020	$20,037	$17,717	$13,107
Jun-2021	$29,699	$25,573	$22,060
Jun-2022	$19,837	$19,875	$16,465
Jun-2023	$22,787	$23,351	$18,171
Jun-2024	$22,470	$26,123	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class C	- 1.39%	5.35%	8.43%
Bloomberg US Mid Cap Growth Total Return Index	11.87%	10.01%	10.08%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Corporate Bonds	1.3%
Private Investments	1.3%
Short-Term Investments	0.2%
Warrant	0.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Gilead Fund - Class C (ETCGX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETCGX

Eventide Gilead Fund

Class I  (ETILX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.16%

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,845	$10,917	$10,485
Jun-2016	$9,615	$10,827	$9,804
Jun-2017	$12,356	$12,453	$12,228
Jun-2018	$15,609	$14,410	$14,371
Jun-2019	$18,209	$16,210	$13,813
Jun-2020	$21,277	$17,717	$13,107
Jun-2021	$31,864	$25,573	$22,060
Jun-2022	$21,500	$19,875	$16,465
Jun-2023	$24,940	$23,351	$18,171
Jun-2024	$24,841	$26,123	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class I	- 0.40%	6.41%	9.53%
Bloomberg US Mid Cap Growth Total Return Index	11.87%	10.01%	10.08%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Corporate Bonds	1.3%
Private Investments	1.3%
Short-Term Investments	0.2%
Warrant	0.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Gilead Fund - Class I (ETILX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETILX

Eventide Gilead Fund

Class N (ETGLX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$136	1.36%

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,820	$10,917	$10,485
Jun-2016	$9,576	$10,827	$9,804
Jun-2017	$12,283	$12,453	$12,228
Jun-2018	$15,481	$14,410	$14,371
Jun-2019	$18,021	$16,210	$13,813
Jun-2020	$21,023	$17,717	$13,107
Jun-2021	$31,415	$25,573	$22,060
Jun-2022	$21,158	$19,875	$16,465
Jun-2023	$24,494	$23,351	$18,171
Jun-2024	$24,343	$26,123	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class N	- 0.62%	6.20%	9.30%
Bloomberg US Mid Cap Growth Total Return Index	11.87%	10.01%	10.08%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Corporate Bonds	1.3%
Private Investments	1.3%
Short-Term Investments	0.2%
Warrant	0.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Gilead Fund - Class N (ETGLX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETGLX

Eventide Healthcare & Life Sciences Fund

Class A (ETAHX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.57%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund - with load
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$32,500
$27,500
$22,500
$17,500
$12,500
$7,500
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
$23,103
$19,398
$18,381

	Eventide Healthcare & Life Sciences Fund - with load	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$9,424	$10,000	$10,000
Jun-2015	$14,050	$16,403	$10,485
Jun-2016	$10,167	$10,569	$9,804
Jun-2017	$12,718	$15,113	$12,228
Jun-2018	$18,928	$18,682	$14,371
Jun-2019	$20,939	$17,249	$13,813
Jun-2020	$26,104	$22,027	$13,107
Jun-2021	$28,786	$26,695	$22,060
Jun-2022	$18,460	$14,645	$16,465
Jun-2023	$25,607	$16,421	$18,171
Jun-2024	$23,103	$18,381	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class A
Without Load	- 9.78%	1.99%	9.38%
With Load	- 14.96%	0.78%	8.73%
S&P Biotechnology Select Industry Total Return Index	11.93%	1.28%	6.28%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Biotech & Pharma
80.5%
Medical Equipment & Devices
12.7%
Software
3.2%
Money Market Funds
2.4%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Convertible Bonds	0.0%
Private Investments	7.4%
Short-Term Investments	0.2%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

Eventide Healthcare & Life Sciences Fund - Class A (ETAHX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETAHX

Eventide Healthcare & Life Sciences Fund

Class C (ETCHX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.32%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$32,500
$27,500
$22,500
$17,500
$12,500
$7,500
$22,757
$19,398
$18,381
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$14,801	$16,403	$10,485
Jun-2016	$10,635	$10,569	$9,804
Jun-2017	$13,203	$15,113	$12,228
Jun-2018	$19,498	$18,682	$14,371
Jun-2019	$21,415	$17,249	$13,813
Jun-2020	$26,498	$22,027	$13,107
Jun-2021	$29,002	$26,695	$22,060
Jun-2022	$18,450	$14,645	$16,465
Jun-2023	$25,409	$16,421	$18,171
Jun-2024	$22,757	$18,381	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class C	- 10.44%	1.22%	8.57%
S&P Biotechnology Select Industry Total Return Index	11.93%	1.28%	6.28%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Convertible Bonds	0.0%
Private Investments	7.4%
Short-Term Investments	0.2%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

Eventide Healthcare & Life Sciences Fund - Class C (ETCHX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETCHX

Eventide Healthcare & Life Sciences Fund

Class I (ETIHX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$132	1.32%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$32,500
$27,500
$22,500
$17,500
$12,500
$7,500
$25,154
$19,398
$18,381
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$14,946	$16,403	$10,485
Jun-2016	$10,842	$10,569	$9,804
Jun-2017	$13,596	$15,113	$12,228
Jun-2018	$20,340	$18,682	$14,371
Jun-2019	$22,522	$17,249	$13,813
Jun-2020	$28,147	$22,027	$13,107
Jun-2021	$31,114	$26,695	$22,060
Jun-2022	$19,996	$14,645	$16,465
Jun-2023	$27,817	$16,421	$18,171
Jun-2024	$25,154	$18,381	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class I	- 9.58%	2.23%	9.66%
S&P Biotechnology Select Industry Total Return Index	11.93%	1.28%	6.28%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Convertible Bonds	0.0%
Private Investments	7.4%
Short-Term Investments	0.2%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

Eventide Healthcare & Life Sciences Fund - Class I (ETIHX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETIHX

Eventide Healthcare & Life Sciences Fund

Class N (ETNHX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$152	1.52%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$32,500
$27,500
$22,500
$17,500
$12,500
$7,500
$24,657
$19,398
$18,381
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$14,923	$16,403	$10,485
Jun-2016	$10,799	$10,569	$9,804
Jun-2017	$13,518	$15,113	$12,228
Jun-2018	$20,180	$18,682	$14,371
Jun-2019	$22,301	$17,249	$13,813
Jun-2020	$27,805	$22,027	$13,107
Jun-2021	$30,680	$26,695	$22,060
Jun-2022	$19,681	$14,645	$16,465
Jun-2023	$27,322	$16,421	$18,171
Jun-2024	$24,657	$18,381	$19,398

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class N	- 9.76%	2.03%	9.44%
S&P Biotechnology Select Industry Total Return Index	11.93%	1.28%	6.28%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Convertible Bonds	0.0%
Private Investments	7.4%
Short-Term Investments	0.2%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

Eventide Healthcare & Life Sciences Fund - Class N (ETNHX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETNHX

Eventide Large Cap Focus Fund

Class A (ETLAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.19%

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund - with load	S&P 500® Index
Jun-2022	$9,425	$10,000
Jun-2023	$10,769	$11,959
Jun-2024	$13,183	$14,896

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$106,183,183
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$218,136
  Portfolio Turnover101%

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
Eventide Large Cap Focus Fund - Class A
Without Load	22.42%	18.27%
With Load	15.35%	14.82%
S&P 500® Index	24.56%	22.05%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

Eventide Large Cap Focus Fund - Class A (ETLAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETLAX

Eventide Large Cap Focus Fund

Class C (ETLCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.94%

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,360	$11,959
Jun-2024	$13,790	$14,896

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$106,183,183
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$218,136
  Portfolio Turnover101%

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
Eventide Large Cap Focus Fund - Class C	21.39%	17.43%
S&P 500® Index	24.56%	22.05%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

Eventide Large Cap Focus Fund - Class C (ETLCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETLCX

Eventide Large Cap Focus Fund

Class I (ETLIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.94%

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,455	$11,959
Jun-2024	$14,058	$14,896

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$106,183,183
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$218,136
  Portfolio Turnover101%

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
Eventide Large Cap Focus Fund - Class I	22.73%	18.57%
S&P 500® Index	24.56%	22.05%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

Eventide Large Cap Focus Fund - Class I (ETLIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETLIX

Eventide Large Cap Focus Fund

Class N (ETLNX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$114	1.14%

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,443	$11,959
Jun-2024	$14,014	$14,896

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$106,183,183
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$218,136
  Portfolio Turnover101%

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
Eventide Large Cap Focus Fund - Class N	22.47%	18.38%
S&P 500® Index	24.56%	22.05%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

Eventide Large Cap Focus Fund - Class N (ETLNX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETLNX

Eventide Limited-Term Bond Fund

Class A (ETABX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund - with load	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$9,425	$10,000	$10,000
Jun-2015	$9,492	$10,131	$10,186
Jun-2016	$9,808	$10,398	$10,797
Jun-2017	$9,860	$10,409	$10,763
Jun-2018	$9,810	$10,388	$10,720
Jun-2019	$10,264	$10,943	$11,564
Jun-2020	$10,705	$11,537	$12,575
Jun-2021	$10,753	$11,583	$12,533
Jun-2022	$10,085	$10,981	$11,243
Jun-2023	$10,200	$11,002	$11,137
Jun-2024	$10,720	$11,515	$11,430

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class A
Without Load	5.09%	0.87%	1.30%
With Load	- 0.93%	- 0.32%	0.70%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.42%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	64.7%
Municipal Bonds	8.1%
U.S. Government & Agencies	22.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Limited-Term Bond Fund - Class A (ETABX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETABX

Eventide Limited-Term Bond Fund

Class C (ETCBX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.55%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,424	$10,427	$10,708
Jun-2020	$10,789	$10,993	$11,644
Jun-2021	$10,749	$11,037	$11,605
Jun-2022	$10,003	$10,463	$10,411
Jun-2023	$10,052	$10,483	$10,313
Jun-2024	$10,481	$10,971	$10,585

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 14, 2018)
Eventide Limited-Term Bond Fund - Class C	4.26%	0.11%	0.85%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.69%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.03%

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	64.7%
Municipal Bonds	8.1%
U.S. Government & Agencies	22.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Limited-Term Bond Fund - Class C (ETCBX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETCBX

Eventide Limited-Term Bond Fund

Class I (ETIBX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.55%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,998	$10,131	$10,186
Jun-2016	$10,263	$10,398	$10,797
Jun-2017	$10,250	$10,409	$10,763
Jun-2018	$10,223	$10,388	$10,720
Jun-2019	$10,725	$10,943	$11,564
Jun-2020	$11,216	$11,537	$12,575
Jun-2021	$11,289	$11,583	$12,533
Jun-2022	$10,610	$10,981	$11,243
Jun-2023	$10,765	$11,002	$11,137
Jun-2024	$11,341	$11,515	$11,430

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class I	5.35%	1.12%	1.27%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.42%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	64.7%
Municipal Bonds	8.1%
U.S. Government & Agencies	22.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Limited-Term Bond Fund - Class I (ETIBX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETIBX

Eventide Limited-Term Bond Fund

Class N (ETNBX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$75	0.75%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,464	$10,427	$10,708
Jun-2020	$10,921	$10,993	$11,644
Jun-2021	$10,974	$11,037	$11,605
Jun-2022	$10,287	$10,463	$10,411
Jun-2023	$10,419	$10,483	$10,313
Jun-2024	$10,959	$10,971	$10,585

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 14, 2018)
Eventide Limited-Term Bond Fund - Class N	5.18%	0.93%	1.67%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.69%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.03%

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	64.7%
Municipal Bonds	8.1%
U.S. Government & Agencies	22.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Eventide Limited-Term Bond Fund - Class N (ETNBX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ETNBX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2024	2023
Eventide Gilead Fund	33,500	30,000
Eventide Dividend Opportunities Fund	14,750	13,000
Eventide Healthcare & Life Sciences Fund	36,500	30,000
Eventide Limited Term Bond Fund	16,750	15,000
Eventide Balanced Fund	18,750	17,000
Eventide Core Bond Fund	14,750	13,000
Eventide Exponential Technologies Fund	14,750	13,000
Eventide Large Cap Focus Fund	14,750	13,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2024	2023
Eventide Gilead Fund	3,250	3,000
Eventide Dividend Opportunities Fund	3,250	3,000
Eventide Healthcare & Life Sciences Fund	3,250	3,000
Eventide Limited Term Bond Fund	2,750	2,500
Eventide Balanced Fund	3,250	3,000
Eventide Core Bond Fund	2,750	2,500
Eventide Exponential Technologies Fund	2,750	2,500
Eventide Large Cap Focus Fund	3,250	3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL
FINANCIAL STATEMENTS

Eventide Balanced Fund

Eventide Core Bond Fund

Eventide Dividend Opportunities Fund

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Large Cap Focus Fund

Eventide Limited-Term Bond Fund

June 30, 2024

Eventide Asset Management, LLC
One International Place
Suite 4210
Boston, MA 02110

1-877-771-3836

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 53.1%
	AUTOMOTIVE - 0.3%
11,883	Autoliv, Inc.	$1,271,362

	BANKING - 0.4%
40,085	Synovus Financial Corporation	1,611,016

	BIOTECH & PHARMA - 0.9%
129,347	Royalty Pharma plc, Class A	3,410,880

	CHEMICALS - 2.3%
19,298	Cabot Corporation	1,773,293
83,482	Element Solutions, Inc.	2,264,032
15,910	Sherwin-Williams Company (The)	4,748,021
		8,785,346
	COMMERCIAL SUPPORT SERVICES - 0.7%
55,421	Rollins, Inc.	2,703,991

	CONTAINERS & PACKAGING - 0.9%
81,010	International Paper Company	3,495,582

	DIVERSIFIED INDUSTRIALS - 1.3%
64,362	Pentair PLC	4,934,635

	ELECTRIC UTILITIES - 4.4%
24,634	CMS Energy Corporation	1,466,462
9,684	Constellation Energy Corporation	1,939,415
54,842	Public Service Enterprise Group, Inc.	4,041,855
16,084	Sempra Energy	1,223,349
39,206	Southern Company (The)	3,041,209
59,509	Vistra Corporation	5,116,584
		16,828,874
	ELECTRICAL EQUIPMENT - 6.3%
146,044	nVent Electric PLC	11,188,431
37,143	Trane Technologies PLC	12,217,446
		23,405,877

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 53.1% (Continued)
	HOME CONSTRUCTION - 1.4%
36,936	DR Horton, Inc.	$5,205,391

	INDUSTRIAL REIT - 1.4%
30,997	EastGroup Properties, Inc.	5,272,590

	INDUSTRIAL SUPPORT SERVICES - 2.8%
16,260	Applied Industrial Technologies, Inc.	3,154,440
38,200	Ferguson PLC	7,397,429
		10,551,869
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
43,975	Houlihan Lokey, Inc.	5,930,469

	INSURANCE - 3.0%
38,335	Arthur J Gallagher & Company	9,940,648
10,153	RLI Corporation	1,428,426
		11,369,074
	MACHINERY - 0.4%
7,926	IDEX Corporation	1,594,711

	MEDICAL EQUIPMENT & DEVICES - 1.3%
22,603	STERIS plc	4,962,263

	OIL & GAS PRODUCERS - 4.8%
92,367	Coterra Energy, Inc.	2,463,428
7,503	Diamondback Energy, Inc.	1,502,026
58,674	Targa Resources Corporation	7,556,037
156,721	Williams Companies, Inc. (The)	6,660,643
		18,182,134
	RESIDENTIAL REIT - 1.3%
23,326	AvalonBay Communities, Inc.	4,825,916

	RETAIL - DISCRETIONARY - 1.7%
6,532	Group 1 Automotive, Inc.	1,941,833
7,787	Lithia Motors, Inc.	1,965,828

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 53.1% (Continued)
	RETAIL - DISCRETIONARY - 1.7% (Continued)
12,313	Lowe’s Companies, Inc.	$2,714,525
		6,622,186
	SEMICONDUCTORS - 2.9%
10,411	KLA Corporation	8,583,973
2,142	Lam Research Corporation	2,280,909
		10,864,882
	SOFTWARE - 4.0%
17,360	Roper Technologies, Inc.	9,785,138
9,291	Synopsys, Inc.(a)	5,528,702
		15,313,840
	SPECIALTY REITS - 1.4%
59,101	Iron Mountain, Inc.	5,296,631

	TECHNOLOGY HARDWARE - 1.1%
33,175	NetApp, Inc.	4,272,940

	TECHNOLOGY SERVICES - 4.3%
39,481	CDW Corporation	8,837,427
6,341	MSCI, Inc.	3,054,777
16,070	Verisk Analytics, Inc.	4,331,669
		16,223,873
	TRANSPORTATION & LOGISTICS - 1.2%
26,576	Old Dominion Freight Line, Inc.	4,693,322

	WHOLESALE - CONSUMER STAPLES - 0.5%
26,127	Sysco Corporation	1,865,207

	WHOLESALE - DISCRETIONARY - 0.5%
6,101	Pool Corporation	1,875,020

	TOTAL COMMON STOCKS (Cost $148,526,989)	201,369,881

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.6%
	AUTO LOAN — 1.0%
3,150,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$3,084,294
750,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	719,920
					3,804,214

	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(b),(f)	SOFR30A + 0.800%	6.1330	04/17/28	2,253,916

	TOTAL ASSET BACKED SECURITIES (Cost $6,160,872)				6,058,130

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%

1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 A10		2.9390	04/25/29	924,024
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG02 A2		2.4120	08/25/29	899,974
					1,823,998

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,031,993)				1,823,998

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.3%
	BIOTECH & PHARMA — 0.3%
950,000	Mirium Pharmaceuticals, Inc.		4.0000	05/01/29	1,277,156

	TOTAL CONVERTIBLE BONDS (Cost $1,068,522)				1,277,156

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6%
	ASSET MANAGEMENT — 1.0%
3,800,000	Vision Fund International(c),(d),(e)		3.7250	02/24/25	3,739,496

	AUTOMOTIVE — 0.5%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,769,409

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	BANKING — 1.9%
3,725,000	Bank of America Corporation Series N(f)	TSFR3M + 1.132%	2.4560	10/22/25	$3,686,669
3,200,000	JPMorgan Chase & Company(f)	SOFRRATE + 1.330%	6.0700	10/22/27	3,256,708
					6,943,377

	COMMERCIAL SUPPORT SERVICES — 0.5%
1,790,000	Waste Management, Inc.		4.9500	07/03/31	1,777,516

	CONSTRUCTION MATERIALS — 0.4%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,272,856

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	917,083

	ELEC & GAS MARKETING & TRADING — 0.2%
1,000,000	Southern Power Company		0.9000	01/15/26	932,513

	ELECTRIC UTILITIES — 3.3%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,157,743
1,750,000	Constellation Energy Generation, LLC		6.1250	01/15/34	1,827,195
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	883,493
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	954,411
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,726,686
3,600,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,185,933
2,000,000	Wisconsin Power and Light Company		1.9500	09/16/31	1,604,366
					12,339,827
	ENGINEERING & CONSTRUCTION — 1.2%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,404,669
1,750,000	MasTec, Inc.(b)		4.5000	08/15/28	1,670,558
2,000,000	Quanta Services, Inc.		2.9000	10/01/30	1,764,674
					4,839,901
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
1,000,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	908,322

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.(b)		4.0000	04/15/29	$1,725,273

	HOME CONSTRUCTION — 0.4%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,562,033

	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	1,648,977

	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
3,875,000	Morgan Stanley(f)	SOFRRATE + 0.745%	0.8640	10/21/25	3,815,426
1,000,000	Nasdaq, Inc.		5.3500	06/28/28	1,009,951
					4,825,377
	INSURANCE — 0.9%
1,015,000	Aflac, Inc.		1.1250	03/15/26	948,148
500,000	Brown & Brown, Inc.		4.5000	03/15/29	482,571
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,868,936
					3,299,655
	MACHINERY — 0.9%
1,750,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	1,603,951
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,684,165
					3,288,116
	OIL & GAS PRODUCERS — 1.1%
2,325,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,216,416
1,750,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,615,590
500,000	Diamondback Energy, Inc.		5.1500	01/30/30	497,821
					4,329,827
	REAL ESTATE INVESTMENT TRUSTS — 1.4%
1,750,000	American Tower Corporation		4.0500	03/15/32	1,603,641
1,000,000	AvalonBay Communities, Inc.		2.0500	01/15/32	820,130
1,750,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	1,652,828
1,500,000	Welltower OP, LLC		2.7000	02/15/27	1,414,265
					5,490,864

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	RETAIL - DISCRETIONARY — 1.3%
1,250,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	$1,186,165
1,450,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	1,283,193
1,600,000	Home Depot, Inc. (The)		4.8750	06/25/27	1,597,497
1,000,000	Patrick Industries, Inc.(b)		7.5000	10/15/27	1,011,028
					5,077,883
	SEMICONDUCTORS — 1.4%
1,185,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	1,189,005
2,800,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	2,352,064
1,925,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,747,588
					5,288,657
	SOFTWARE — 0.6%
1,250,000	Roper Technologies, Inc.		4.2000	09/15/28	1,209,362
1,250,000	Workday, Inc.		3.8000	04/01/32	1,125,698
					2,335,060
	TECHNOLOGY SERVICES — 0.4%
1,500,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,544,508

	WHOLESALE - CONSUMER STAPLES — 0.6%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,407,486

	TOTAL CORPORATE BONDS (Cost $83,464,364)				78,264,016

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.3%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,489,643

	COUNTY — 0.0%(g)
150,000	City & County of Honolulu, HI		2.5180	10/01/26	142,629

	MISCELLANEOUS TAX — 0.5%
2,050,000	Commonwealth of Massachusetts		3.6390	07/15/24	2,048,552

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.3% (Continued)
	MULTI-FAMILY HOUSING — 0.0%(g)
100,000	New York State Housing Finance Agency	0.6500	05/01/25	$97,091

	RESOURCE RECOVERY — 0.0%(g)
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	96,970

	SINGLE-FAMILY HOUSING — 2.7%
1,700,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,619,617
500,000	Illinois Housing Development Authority	5.2440	04/01/31	504,192
500,000	Illinois Housing Development Authority	5.2940	10/01/31	504,404
2,325,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	2,305,529
2,250,000	Minnesota Housing Finance Agency	5.5880	07/01/39	2,248,801
1,715,000	Virginia Housing Development Authority	4.9140	04/01/30	1,706,878
1,000,000	Virginia Housing Development Authority	5.6620	10/01/39	996,084
				9,885,505
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	193,018
500,000	State of Oregon	1.3150	05/01/27	454,900
				647,918
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,586,884
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	184,835
				1,771,719

	TOTAL MUNICIPAL BONDS (Cost $16,960,504)			16,180,027

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.9%
	AGENCY FIXED RATE — 12.7%
152,085	Fannie Mae Pool MA2915	3.0000	02/01/27	147,968
759,442	Fannie Mae Pool MA4263	1.5000	02/01/31	694,553
585,733	Fannie Mae Pool FM3333	2.0000	06/01/35	519,553
434,152	Fannie Mae Pool MA4095	2.0000	08/01/35	385,096

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.9% (Continued)
	AGENCY FIXED RATE — 12.7% (Continued)
410,095	Fannie Mae Pool BM5466	2.5000	10/01/43	$348,471
382,085	Fannie Mae Pool BM5975	3.0000	12/01/45	337,810
340,335	Fannie Mae Pool MA2806	3.0000	11/01/46	297,142
353,875	Fannie Mae Pool BM5976	3.0000	02/01/47	312,936
1,250,514	Fannie Mae Pool MA4096	2.5000	08/01/50	1,033,992
1,631,259	Fannie Mae Pool MA4327	3.0000	05/01/51	1,400,910
2,836,101	Fannie Mae Pool MA4355	2.0000	06/01/51	2,235,932
1,738,857	Fannie Mae Pool MA4356	2.5000	06/01/51	1,433,624
2,104,012	Fannie Mae Pool MA4379	2.5000	07/01/51	1,734,132
3,311,801	Fannie Mae Pool CB2661	3.0000	01/01/52	2,848,105
3,237,193	Fannie Mae Pool MA4600	3.5000	05/01/52	2,874,049
3,053,204	Fannie Mae Pool MA4625	3.5000	06/01/52	2,710,705
3,134,482	Fannie Mae Pool MA4655	4.0000	07/01/52	2,874,680
3,163,683	Fannie Mae Pool MA4805	4.5000	11/01/52	2,990,334
3,092,399	Fannie Mae Pool MA4869	5.5000	01/01/53	3,060,978
3,374,501	Fannie Mae Pool MA4916	4.0000	02/01/53	3,095,152
642,039	Freddie Mac Pool ZS9163	3.0000	09/01/33	601,701
605,698	Freddie Mac Pool ZS9382	3.0000	09/01/43	535,696
1,263,001	Freddie Mac Pool SD8122	2.5000	01/01/51	1,043,774
1,801,591	Freddie Mac Pool RA5696	2.5000	08/01/51	1,483,568
2,858,094	Freddie Mac Pool SD8214	3.5000	05/01/52	2,537,281
2,747,352	Freddie Mac Pool SD8238	4.5000	08/01/52	2,595,811
3,254,553	Freddie Mac Pool SD8288	5.0000	01/01/53	3,155,564
1,906,000	Freddie Mac Pool SD3026	5.0000	06/01/53	1,851,288
2,701,915	Freddie Mac Pool SD8332	6.0000	06/01/53	2,718,583
316,808	Ginnie Mae II Pool MA3375	3.0000	01/20/46	281,257
				48,140,645
	GOVERNMENT OWNED, NO GUARANTEE — 2.9%
1,350,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,347,497
2,250,000	Federal Home Loan Mortgage Corporation	5.5000	04/08/27	2,245,886
1,500,000	Federal Home Loan Mortgage Corporation	5.0000	09/18/28	1,491,443
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,804,507
2,900,000	Federal National Mortgage Association	6.2500	05/15/29	3,136,873
				11,026,206

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.9% (Continued)
	GOVERNMENT SPONSORED — 2.3%
2,250,000	Federal Farm Credit Banks Funding Corporation	5.2300	05/20/26	$2,250,071
1,750,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,743,707
2,750,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	2,778,826
2,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	1,964,524
				8,737,128
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $72,567,556)			67,903,979

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0% (g)
	MONEY MARKET FUNDS - 0.0% (g)
111,291	Fidelity Money Market Government Portfolio Class I, 5.20% (Cost $111,291)(h)			111,291

	TOTAL INVESTMENTS – 98.3% (Cost $330,892,091)			$372,988,478
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%			6,531,305
	NET ASSETS - 100.0%			$379,519,782

LLC	- Limited Liability Company

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $20,509,206 or 5.4% of net assets.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $3,739,496, representing 1.0% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Private investment.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 3.0%
	AUTO LOAN — 1.7%
1,375,000	CarMax Auto Owner Trust 2020-4 C		1.3000	08/17/26	$1,346,319
1,000,000	CarMax Auto Owner Trust 2021-2 C		1.3400	02/16/27	959,894
					2,306,213
	OTHER ABS — 1.3%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	6.1330	04/17/28	1,778,089

	TOTAL ASSET BACKED SECURITIES (Cost $4,156,473)				4,084,302

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3%
	AUTOMOTIVE — 0.3%
500,000	Dana, Inc.		4.2500	09/01/30	436,891

	BANKING — 3.0%
1,700,000	Bank of America Corporation Series N(b)	TSFR3M + 1.132%	2.4560	10/22/25	1,682,507
2,500,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,544,302
					4,226,809
	BIOTECH & PHARMA — 1.2%
1,750,000	Zoetis, Inc.		3.9000	08/20/28	1,672,227

	COMMERCIAL SUPPORT SERVICES — 1.2%
1,700,000	Waste Management, Inc.		4.9500	07/03/31	1,688,143

	ELECTRIC UTILITIES — 11.7%
1,000,000	AES Corporation (The)		5.4500	06/01/28	998,853
1,750,000	Ameren Illinois Company		5.9000	12/01/52	1,815,656
1,750,000	Constellation Energy Generation, LLC		5.7500	03/15/54	1,706,303
2,250,000	DTE Electric Company		3.9500	03/01/49	1,784,208
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,766,986
650,000	Interstate Power and Light Company		3.5000	09/30/49	460,654
1,750,000	MidAmerican Energy Company		4.2500	07/15/49	1,447,015
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,098,521
1,000,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	973,976

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	ELECTRIC UTILITIES — 11.7% (Continued)
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	$1,391,050
1,600,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,037,066
2,450,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,525,397
					16,005,685
	ELECTRICAL EQUIPMENT — 1.3%
1,800,000	Lennox International, Inc.		5.5000	09/15/28	1,822,156

	ENGINEERING & CONSTRUCTION — 2.7%
850,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	832,034
750,000	MasTec, Inc.(a)		4.5000	08/15/28	715,953
2,275,000	Quanta Services, Inc.		2.9000	10/01/30	2,007,318
					3,555,305
	HOME CONSTRUCTION — 0.7%
1,000,000	M/I Homes, Inc.		3.9500	02/15/30	892,590

	INDUSTRIAL SUPPORT SERVICES — 0.4%
625,000	United Rentals North America, Inc.		4.8750	01/15/28	606,241

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
2,225,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	2,190,792
1,900,000	Nasdaq, Inc.		5.3500	06/28/28	1,918,907
					4,109,699
	INSURANCE — 1.4%
2,175,000	Brown & Brown, Inc.		4.9500	03/17/52	1,862,203

	MACHINERY — 1.1%
650,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	595,753
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	898,222
					1,493,975
	OIL & GAS PRODUCERS — 3.8%
2,025,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,930,426
2,000,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,846,389

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	OIL & GAS PRODUCERS — 3.8% (Continued)
1,500,000	EQT Corporation		5.7500	02/01/34	$1,487,690
					5,264,505
	REAL ESTATE INVESTMENT TRUSTS — 4.3%
1,700,000	American Tower Corporation		4.0500	03/15/32	1,557,822
2,000,000	Equinix, Inc.		3.9000	04/15/32	1,823,839
700,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	661,131
2,000,000	Welltower OP, LLC		3.8500	06/15/32	1,805,868
					5,848,660
	RETAIL - DISCRETIONARY — 1.7%
1,250,000	Builders FirstSource, Inc.(a)		4.2500	02/01/32	1,106,201
1,250,000	Home Depot, Inc. (The)		5.3000	06/25/54	1,227,460
					2,333,661
	SEMICONDUCTORS — 2.5%
1,000,000	KLA Corporation		3.3000	03/01/50	708,558
2,200,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	1,848,050
1,100,000	Synaptics, Inc.(a)		4.0000	06/15/29	998,622
					3,555,230
	SOFTWARE — 2.3%
2,000,000	Roper Technologies, Inc.		4.2000	09/15/28	1,934,980
1,250,000	Workday, Inc.		3.7000	04/01/29	1,173,815
					3,108,795
	TECHNOLOGY SERVICES — 1.5%
1,950,000	Verisk Analytics, Inc.		5.7500	04/01/33	2,007,860

	WHOLESALE - CONSUMER STAPLES — 1.2%
1,875,000	Sysco Corporation		2.4000	02/15/30	1,626,680

	TOTAL CORPORATE BONDS (Cost $65,070,521)				62,117,315

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.6%
	COMBINED UTILITIES — 0.7%
1,000,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	$1,009,927

	MISCELLANEOUS TAX — 0.7%
900,000	Commonwealth of Massachusetts	3.6390	07/15/24	899,364

	MULTI-FAMILY HOUSING — 1.4%
1,800,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,714,888
250,000	Maine State Housing Authority	0.4000	11/15/24	246,653
100,000	New York State Housing Finance Agency	0.7000	11/01/25	94,986
				2,056,527
	SINGLE-FAMILY HOUSING — 5.2%
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	995,367
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,809,717
1,495,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,495,801
389,199	Minnesota Housing Finance Agency	1.5800	02/01/51	292,450
480,000	Texas Department of Housing & Community Affairs	0.5000	07/01/24	480,000
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	1,992,167
				7,065,502
	STATE — 0.7%
1,250,000	State of Oregon	2.3370	11/01/33	1,016,202

	WATER AND SEWER — 0.9%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,126,212

	TOTAL MUNICIPAL BONDS (Cost $14,148,754)			13,173,734

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.4%
	AGENCY FIXED RATE — 26.6%
798,350	Fannie Mae Pool BO9355	3.0000	03/01/50	690,218
1,812,552	Fannie Mae Pool MA4120	2.5000	09/01/50	1,498,717
695,517	Fannie Mae Pool FM4720	3.0000	10/01/50	600,953
1,822,463	Fannie Mae Pool CA8256	2.5000	12/01/50	1,498,198

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.4% (Continued)
	AGENCY FIXED RATE — 26.6% (Continued)
1,930,722	Fannie Mae Pool CB0199	3.0000	04/01/51	$1,654,085
651,948	Fannie Mae Pool MA4307	3.0000	04/01/51	559,742
3,049,811	Fannie Mae Pool MA4355	2.0000	06/01/51	2,404,417
1,576,096	Fannie Mae Pool MA4379	2.5000	07/01/51	1,299,022
1,312,376	Fannie Mae Pool MA4600	3.5000	05/01/52	1,165,155
2,118,076	Fannie Mae Pool MA4625	3.5000	06/01/52	1,880,477
2,146,651	Fannie Mae Pool MA4700	4.0000	08/01/52	1,969,697
2,367,072	Fannie Mae Pool MA4805	4.5000	11/01/52	2,237,372
2,275,122	Fannie Mae Pool MA4869	5.5000	01/01/53	2,252,005
1,201,877	Fannie Mae Pool MA4916	4.0000	02/01/53	1,102,383
1,511,991	Freddie Mac Pool SD8090	2.0000	09/01/50	1,197,964
1,675,403	Freddie Mac Pool SD8128	2.0000	02/01/51	1,320,295
1,032,372	Freddie Mac Pool RA5696	2.5000	08/01/51	850,134
1,972,191	Freddie Mac Pool SD8206	3.0000	04/01/52	1,684,043
2,255,038	Freddie Mac Pool RA7587	3.5000	06/01/52	2,015,507
2,046,032	Freddie Mac Pool SD8237	4.0000	08/01/52	1,876,788
2,547,948	Freddie Mac Pool SD8238	4.5000	08/01/52	2,407,405
2,298,670	Freddie Mac Pool SD8288	5.0000	01/01/53	2,228,756
1,143,600	Freddie Mac Pool SD3026	5.0000	06/01/53	1,110,773
1,125,798	Freddie Mac Pool SD8332	6.0000	06/01/53	1,132,743
				36,636,849
	GOVERNMENT OWNED, NO GUARANTEE — 5.5%
1,250,000	Federal Home Loan Mortgage Corporation	5.5000	04/08/27	1,247,714
2,250,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,524,056
2,300,000	Federal National Mortgage Association	6.2500	05/15/29	2,487,865
1,200,000	Federal National Mortgage Association	5.6250	07/15/37	1,320,631
				7,580,266
	GOVERNMENT SPONSORED — 7.3%
1,250,000	Federal Farm Credit Banks Funding Corporation	5.2300	05/20/26	1,250,040
1,750,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,743,707
1,520,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,547,360
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2500	12/15/28	1,490,918
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,433,333
1,500,000	Federal Farm Credit Banks Funding Corporation	4.1250	07/05/29	1,483,682

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.4% (Continued)
	GOVERNMENT SPONSORED — 7.3% (Continued)
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	$998,346
				9,947,386
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $55,757,142)			54,164,501

	TOTAL INVESTMENTS - 97.3% (Cost $139,132,890)			$133,539,852
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%			3,765,040
	NET ASSETS - 100.0%			$137,304,892

LLC	- Limited Liability Company

L.P.	- Limited Partnership

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $6,687,783 or 4.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	BANKING - 0.9%
45,077	Pinnacle Financial Partners, Inc.	$3,607,963
95,715	Synovus Financial Corporation	3,846,786
		7,454,749
	BIOTECH & PHARMA - 1.5%
494,331	Royalty Pharma plc, Class A	13,035,508

	CHEMICALS - 5.5%
82,851	Cabot Corporation	7,613,178
714,806	Element Solutions, Inc.	19,385,539
69,679	Sherwin-Williams Company (The)	20,794,304
		47,793,021
	COMMERCIAL SUPPORT SERVICES - 1.7%
302,995	Rollins, Inc.	14,783,126

	CONTAINERS & PACKAGING - 1.2%
234,998	International Paper Company	10,140,164

	DIVERSIFIED INDUSTRIALS - 2.2%
252,396	Pentair PLC	19,351,201

	ELECTRIC UTILITIES - 8.2%
99,796	CMS Energy Corporation	5,940,856
39,229	Constellation Energy Corporation	7,856,392
208,040	Public Service Enterprise Group, Inc.	15,332,548
62,311	Sempra Energy	4,739,375
206,700	Southern Company (The)	16,033,719
240,016	Vistra Corporation	20,636,575
		70,539,465
	ELECTRICAL EQUIPMENT - 10.4%
571,481	nVent Electric PLC	43,781,159
142,594	Trane Technologies PLC	46,903,444
		90,684,603

See accompanying notes to financial statements.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	HOME CONSTRUCTION - 2.4%
146,785	DR Horton, Inc.	$20,686,410

	INDUSTRIAL REIT - 2.5%
125,157	EastGroup Properties, Inc.	21,289,206

	INDUSTRIAL SUPPORT SERVICES - 4.9%
63,870	Applied Industrial Technologies, Inc.	12,390,780
152,690	Ferguson PLC	29,568,419
		41,959,199
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
171,711	Houlihan Lokey, Inc.	23,156,945

	INSURANCE - 5.3%
151,582	Arthur J Gallagher & Company	39,306,729
52,192	RLI Corporation	7,342,892
		46,649,621
	MACHINERY - 1.4%
58,759	IDEX Corporation	11,822,311

	MEDICAL EQUIPMENT & DEVICES - 5.1%
131,085	Bruker Corporation	8,364,534
8,189	Mettler-Toledo International, Inc.(a)	11,444,865
108,899	STERIS plc	23,907,686
		43,717,085
	OIL & GAS PRODUCERS - 8.4%
324,473	Coterra Energy, Inc.	8,653,695
30,486	Diamondback Energy, Inc.	6,102,992
236,648	Targa Resources Corporation	30,475,530
641,394	Williams Companies, Inc. (The)	27,259,245
		72,491,462
	RESIDENTIAL REIT - 2.3%
95,317	AvalonBay Communities, Inc.	19,720,134

See accompanying notes to financial statements.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	RETAIL - DISCRETIONARY - 2.8%
28,434	Group 1 Automotive, Inc.	$8,452,860
60,453	Lithia Motors, Inc.	15,261,359
		23,714,219
	SEMICONDUCTORS - 5.1%
42,009	KLA Corporation	34,636,841
8,744	Lam Research Corporation	9,311,048
		43,947,889
	SOFTWARE - 7.0%
66,992	Roper Technologies, Inc.	37,760,711
38,514	Synopsys, Inc.(a)	22,918,141
		60,678,852
	SPECIALTY REITS - 2.4%
239,429	Iron Mountain, Inc.	21,457,627

	TECHNOLOGY HARDWARE - 2.0%
133,873	NetApp, Inc.	17,242,842

	TECHNOLOGY SERVICES - 7.7%
157,143	CDW Corporation	35,174,889
26,775	MSCI, Inc.	12,898,856
68,709	Verisk Analytics, Inc.	18,520,511
		66,594,256
	TRANSPORTATION & LOGISTICS - 2.0%
98,400	Old Dominion Freight Line, Inc.	17,377,440

	WHOLESALE - CONSUMER STAPLES - 0.8%
94,105	Sysco Corporation	6,718,156

	WHOLESALE - DISCRETIONARY - 1.5%
42,791	Pool Corporation	13,150,958

	TOTAL COMMON STOCKS (Cost $671,210,649)	846,156,449

See accompanying notes to financial statements.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.4%
	ASSET MANAGEMENT — 0.4%
3,250,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	$3,214,663
	TOTAL CORPORATE BONDS (Cost $3,250,000)			3,214,663

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
111,652	Fidelity Money Market Government Portfolio, Class I, 5.20%(f) (Cost $111,652)			111,652

	TOTAL INVESTMENTS - 98.3% (Cost $674,572,301)			$849,482,764
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%			14,430,906
	NET ASSETS - 100.0%			$863,913,670

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of June 30, 2024, was $3,214,663, representing 0.4% of net assets.

(c)	Private investment.

(d)	Restricted security. See Note 6 for additional details.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.7%
	ADVERTISING & MARKETING - 4.8%
56,535	Trade Desk, Inc. (The), Class A(a)	$5,521,773

	BIOTECH & PHARMA - 3.9%
29,919	TransMedics Group, Inc.(a)	4,506,400

	ELECTRICAL EQUIPMENT - 3.0%
75,055	NEXTracker, Inc.(a)	3,518,578

	INDUSTRIAL INTERMEDIATE PROD - 4.3%
429,173	Xometry, Inc.(a)	4,961,240

	RENEWABLE ENERGY - 1.0%
4,932	First Solar, Inc.(a)	1,111,969

	SEMICONDUCTORS - 19.3%
27,356	Entegris, Inc.	3,704,002
5,560	KLA Corporation	4,584,276
5,125	Lam Research Corporation	5,457,356
42,313	Lattice Semiconductor Corporation(a)	2,453,731
7,448	Monolithic Power Systems, Inc.	6,119,873
		22,319,238
	SOFTWARE - 48.9%
348,774	Arteris, Inc.(a)	2,619,293
1,934	Constellation Software, Inc.	5,547,021
6,475	Crowdstrike Holdings, Inc., Class A(a)	2,481,155
47,941	Datadog, Inc., Class A(a)	6,217,469
142,791	DoubleVerify Holdings, Inc.(a)	2,780,141
212,031	Flywire Corporation(a)	3,475,188
67,677	Gitlab, Inc.(a)	3,364,900
60,335	Global-e Online Ltd.(a)	2,188,350
4,301	HubSpot, Inc.(a)	2,536,687
41,693	Mobileye Global, Inc., Class A(a)	1,170,948
26,893	Monday.com Ltd.(a)	6,474,760
8,967	MongoDB, Inc.(a)	2,241,391

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares				Fair Value
	COMMON STOCKS — 94.7% (Continued)
	SOFTWARE - 48.9% (Continued)
44,628	Nutanix, Inc., Class A(a)			$2,537,102
11,344	Palo Alto Networks, Inc.(a)			3,845,729
47,673	Procore Technologies, Inc.(a)			3,161,197
9,887	Synopsys, Inc.(a)			5,883,358
				56,524,689
	TECHNOLOGY SERVICES - 9.5%
279,597	Adyen N.V. - ADR(a)			3,318,816
87,502	Nayax Ltd.(a)			1,872,543
130,105	Remitly Global, Inc.(a)			1,576,873
159,765	Toast, Inc., Class A(a)			4,117,143
				10,885,375

	TOTAL COMMON STOCKS (Cost $82,985,474)			109,349,262

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.6%
	ASSET MANAGEMENT — 0.6%
750,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	741,845

	TOTAL CORPORATE BONDS (Cost $750,000)			741,845

Shares				Fair Value
	WARRANT — 0.0%(f)
	SOFTWARE - 0.0% (f)
1,934	Constellation Software, Inc. (Canada)(a),(b),(e)			—

	TOTAL WARRANT (Cost $–)			—

Shares				Fair Value

	SHORT-TERM INVESTMENTS — 0.0%(f)
	MONEY MARKET FUNDS - 0.0% (f)
12,517	Fidelity Money Market Government Portfolio, Class I, 5.20%(g) (Cost $12,517)			12,517

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Contracts(h)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.0% (f)
	CALL OPTIONS PURCHASED - 0.0%(f)
320	Five9, Inc.	IB	07/19/2024	$70	$1,411,200	$4,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $143,936)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $143,936)					4,000

	TOTAL INVESTMENTS - 95.3% (Cost $83,891,927)					$110,107,624
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.7%					5,378,882
	NET ASSETS - 100.0%					$115,486,506

ADR	- American Depositary Receipt

IB	- Interactive Brokers

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $741,845, representing 0.6% of net assets.

(c)	Private investment.

(d)	Restricted security. See Note 6 for additional details.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.0%
	ADVERTISING & MARKETING - 3.6%
1,223,047	Trade Desk, Inc. (The), Class A(a)	$119,455,000

	AUTOMOTIVE - 1.4%
249,790	Aptiv PLC(a)	17,590,212
265,593	Autoliv, Inc.	28,415,795
		46,006,007
	BIOTECH & PHARMA – 15.7%
2,568,543	Ardelyx, Inc.(a)	19,032,904
155,276	Argenx S.E. - ADR(a)	66,774,891
439,573	Axsome Therapeutics, Inc.(a)	35,385,626
1,759,475	Celldex Therapeutics, Inc.(a)	65,118,169
1,344,376	Collegium Pharmaceutical, Inc.(a)	43,288,907
1,306,685	Dynavax Technologies Corporation(a)	14,674,073
2,299,237	Guardant Health, Inc.(a)	66,401,964
1,542,961	Mirum Pharmaceuticals, Inc.(a)	52,753,837
1,382,242	Scholar Rock Holding Corporation(a)	11,514,076
898,059	TransMedics Group, Inc.(a)	135,265,646
3,584,309	Zentalis Pharmaceuticals, Inc.(a),(b)	14,659,824
		524,869,917
	COMMERCIAL SUPPORT SERVICES - 6.2%
1,339,752	Rollins, Inc.	65,366,500
804,000	Waste Connections, Inc.	140,989,440
		206,355,940
	ELECTRIC UTILITIES - 0.5%
192,155	Vistra Corporation	16,521,487

	ELECTRICAL EQUIPMENT - 7.6%
703,258	NEXTracker, Inc.(a)	32,968,735
125,900	Novanta, Inc.(a)	20,535,549
613,600	Trane Technologies PLC	201,831,448
		255,335,732

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
125,405	Quanta Services, Inc.	$31,864,156

	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
654,102	Trex Company, Inc.(a)	48,482,040

	HOME CONSTRUCTION - 2.6%
622,000	DR Horton, Inc.	87,658,460

	INDUSTRIAL INTERMEDIATE PROD - 1.9%
5,568,096	Xometry, Inc.(a),(b)	64,367,190

	MEDICAL EQUIPMENT & DEVICES - 7.3%
663,539	Exact Sciences Corporation(a)	28,034,523
187,567	IDEXX Laboratories, Inc.(a)	91,382,642
75,000	Intuitive Surgical, Inc.(a)	33,363,750
63,357	Mettler-Toledo International, Inc.(a)	88,547,110
		241,328,025
	OIL & GAS PRODUCERS - 0.9%
214,336	Targa Resources Corporation	27,602,190

	RENEWABLE ENERGY - 0.3%
50,261	First Solar, Inc.(a)	11,331,845

	RETAIL - DISCRETIONARY - 3.9%
171,076	Lithia Motors, Inc.	43,188,136
251,791	Lowe’s Companies, Inc.	55,509,844
30,033	O’Reilly Automotive, Inc.(a)	31,716,650
		130,414,630
	SEMICONDUCTORS - 9.0%
59,873	ASML Holding N.V.	61,233,913
397,941	Entegris, Inc.	53,881,211
79,558	Lam Research Corporation	84,717,337
512,605	Lattice Semiconductor Corporation(a)	29,725,964

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	SEMICONDUCTORS - 9.0% (Continued)
90,818	Monolithic Power Systems, Inc.	$74,623,334
		304,181,759
	SOFTWARE – 23.7%
242,465	Crowdstrike Holdings, Inc., Class A(a)	92,910,164
954,252	Datadog, Inc., Class A(a)	123,756,943
1,162,238	DoubleVerify Holdings, Inc.(a)	22,628,774
2,284,740	Evolent Health, Inc., Class A(a)	43,684,229
577,271	Five9, Inc.(a)	25,457,651
2,848,666	Flywire Corporation(a)	46,689,636
909,349	Gitlab, Inc.(a)	45,212,832
918,794	Global-e Online Ltd.(a)	33,324,658
112,234	HubSpot, Inc.(a)	66,194,491
629,209	Mobileye Global, Inc., Class A(a)	17,671,335
290,798	Monday.com Ltd.(a)	70,012,526
537,718	Nutanix, Inc., Class A(a)	30,569,268
203,208	Palo Alto Networks, Inc.(a)	68,889,544
159,400	Roper Technologies, Inc.	89,847,405
89,331	Workday, Inc., Class A(a)	19,970,838
		796,820,294
	TECHNOLOGY SERVICES - 3.1%
9,100	Adyen N.V.(a)	10,851,762
1,132,371	Remitly Global, Inc.(a)	13,724,337
3,063,288	Toast, Inc., Class A(a)	78,940,931
		103,517,030
	TRANSPORTATION & LOGISTICS - 3.6%
220,000	GXO Logistics, Inc.(a)	11,110,000
618,706	Old Dominion Freight Line, Inc.	109,263,480
		120,373,480

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares				Fair Value
	COMMON STOCKS — 97.0% (Continued)
	WHOLESALE - DISCRETIONARY - 3.3%
710,725	Copart, Inc.(a)			$38,492,866
237,000	Pool Corporation			72,837,210
				111,330,076

	TOTAL COMMON STOCKS (Cost $2,044,787,707)			3,247,815,258

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			3,365,186

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			3,365,186

Shares				Fair Value
	PRIVATE INVESTMENTS — 1.2%
	BIOTECH & PHARMA — 0.2%
228,572	Mirum Pharmaceuticals, Inc. PIPE(a),(b),(c),(f)			7,814,877

	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,881,321	Beta Bionics, Inc. Series B (a),(b),(c),(d),(e),(f)			14,072,281
665,474	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)			5,064,257
964,052	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)			7,133,985
714,286	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)			6,621,431
				32,891,954

	TOTAL PRIVATE INVESTMENTS (Cost $49,399,904)			40,706,831

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.2%
	ASSET MANAGEMENT — 1.2%
12,000,000	Calvert Impact Capital, Inc.(c)	1.5000	11/15/24	12,000,000
2,000,000	Hope Global International(c),(e),(f)	4.0000	01/07/28	1,868,542
5,000,000	Vision Fund International(c),(e),(f)	5.9030	09/19/25	4,988,200
9,000,000	Vision Fund International(c),(e),(f)	5.2600	11/30/25	8,902,143
5,000,000	Vision Fund International(c),(e),(f)	3.1500	12/15/25	4,796,460

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.2% (Continued)

	ASSET MANAGEMENT — 1.2% (Continued)
5,000,000	Vision Fund International(c),(e),(f)	3.2230	12/15/26	$4,681,510
5,000,000	Vision Fund International(c),(e),(f)	4.7400	05/16/25	4,941,120
				42,177,975
	TOTAL CORPORATE BONDS (Cost $43,000,000)			42,177,975

Shares				Fair Value
	WARRANT — 0.2%
	MEDICAL EQUIPMENT & DEVICES - 0.2%
241,013	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)			1,783,496
500,000	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)			3,350,000
				5,133,496

	TOTAL WARRANT (Cost $–)			5,133,496

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
5,197,620	Fidelity Money Market Government Portfolio, Class I, 5.20%(g) (Cost $5,197,620)			5,197,620

	TOTAL INVESTMENTS - 99.9% (Cost $2,142,385,231)			$3,344,396,366
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			4,940,764
	NET ASSETS - 100.0%			$3,349,337,130

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LTD	- Limited Company

NV	- Naamioze Vennootschap

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $91,383,488, representing 2.7% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security. See Note 6 for additional details.

(g)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 88.9%
	BIOTECH & PHARMA – 74.6%
881,157	4D Molecular Therapeutics, Inc.(a)	$18,495,485
87,000	Alnylam Pharmaceuticals, Inc.(a)	21,141,000
568,324	AnaptysBio, Inc.(a)	14,242,199
209,794	Apellis Pharmaceuticals, Inc.(a)	8,047,698
4,087,881	Ardelyx, Inc.(a)	30,291,198
63,059	Argenx S.E. - ADR(a)	27,117,893
463,894	Arrowhead Pharmaceuticals, Inc.(a)	12,056,605
5,802,682	Aura Biosciences, Inc.(a),(b)	43,868,276
375,924	Avidity Biosciences, Inc.(a)	15,356,495
497,354	Axsome Therapeutics, Inc.(a)	40,036,997
634,664	Biohaven Ltd.(a)	22,029,187
231,685	Blueprint Medicines Corporation(a)	24,971,009
579,414	Bridgebio Pharma, Inc.(a)	14,676,557
1,560,598	Celldex Therapeutics, Inc.(a)	57,757,731
490,000	Cerevel Therapeutics Holdings, Inc.(a)	20,036,100
1,398,992	Cogent Biosciences, Inc.(a)	11,793,503
1,285,217	Collegium Pharmaceutical, Inc.(a)	41,383,987
735,088	Crinetics Pharmaceuticals, Inc.(a)	32,924,592
254,148	Cytokinetics, Inc.(a)	13,769,739
1,585,771	Dynavax Technologies Corporation(a)	17,808,208
485,000	Dyne Therapeutics, Inc.(a)	17,115,650
6,356,182	Geron Corporation(a)	26,950,212
1,452,334	Guardant Health, Inc.(a)	41,943,406
335,000	Ideaya Biosciences, Inc.(a)	11,761,850
3,936,220	Inozyme Pharma, Inc.(a),(b)	17,555,541
675,185	Insmed, Inc.(a)	45,237,395
499,208	Keros Therapeutics, Inc.(a)	22,813,806
160,047	Korro Bio, Inc.(a)	5,420,792
136,485	Krystal Biotech, Inc.(a)	25,064,105
462,099	Kymera Therapeutics, Inc.(a)	13,793,655

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 88.9% (Continued)
	BIOTECH & PHARMA – 74.6% (Continued)
2,081,301	Lexeo Therapeutics, Inc.(a),(b)	$33,384,068
133,333	Metagenomi, Inc.(a)	543,999
1,684,814	Mirum Pharmaceuticals, Inc.(a)	57,603,790
7,529,096	Nektar Therapeutics(a)	9,336,079
2,378	Ocular Therapeutix, Inc.(a)	16,266
50,000	Rapport Therapeutics, Inc.(a)	1,163,000
650,826	REVOLUTION Medicines, Inc.(a)	25,258,557
770,691	Rocket Pharmaceuticals, Inc.(a)	16,592,977
228,529	Sarepta Therapeutics, Inc.(a)	36,107,582
1,686,602	Scholar Rock Holding Corporation(a)	14,049,395
718,814	TG Therapeutics, Inc.(a)	12,787,701
214,000	TransMedics Group, Inc.(a)	32,232,680
458,317	Turnstone Biologics Corporation(a)	1,200,791
67,825	United Therapeutics Corporation(a)	21,605,654
739,153	Vaxcyte, Inc.(a)	55,813,443
527,781	Verona Pharma plc - ADR(a)	7,631,713
252,969	Viking Therapeutics, Inc.(a)	13,409,887
4,948,595	Zentalis Pharmaceuticals, Inc.(a),(b)	20,239,754
		1,074,438,207
	MEDICAL EQUIPMENT & DEVICES - 11.1%
1,535,000	Celcuity, Inc.(a)	25,143,300
565,546	Exact Sciences Corporation(a)	23,894,319
63,542	Glaukos Corporation(a)	7,520,196
619,649	Inari Medical, Inc.(a)	29,836,098
125,090	Inspire Medical Systems, Inc.(a)	16,740,795
272,092	iRhythm Technologies, Inc.(a)	29,287,983
119,000	Repligen Corporation(a)	15,001,140
564,000	Veracyte, Inc.(a)	12,221,880
		159,645,711

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 88.9% (Continued)
	SOFTWARE - 3.2%
1,445,064	Evolent Health, Inc., Class A(a)	$27,629,623
76,207	Privia Health Group, Inc.(a)	1,324,478
1,375,980	R1 RCM, Inc.(a)	17,282,309
		46,236,410

	TOTAL COMMON STOCKS (Cost $1,150,698,424)	1,280,320,328

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	1,291,743

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,291,743

Shares		Fair Value
	PRIVATE INVESTMENTS — 7.2%
	BIOTECH & PHARMA — 5.7%
4,643,043	Arch Oncology, Inc. Series C1(a),(c),(d),(e),(f)	128,798
20,482,289	Avalyn Pharma Inc. Series C1(a),(c),(d),(e),(f)	15,000,000
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)	—
137,513	Bridgebio Pharma Inc. PIPE(a),(c),(e),(f),(g)	3,483,204
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)	1,046,500
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)	1,046,500
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)	381,013
1,979,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)	414,389
1,017,770	Evida BioSciences, Inc.(a),(b),(c),(d),(e),(f)	702,261
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)	1,320,366
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)	1,085,634
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)	2,349,413
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	1,526,101
133,941	Freenome Holdings, Inc. Series F(a),(c),(d),(e),(f)	219,690
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	—
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	—
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	—

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares				Fair Value
	PRIVATE INVESTMENTS — 7.2% (Continued)
	BIOTECH & PHARMA — 5.7% (Continued)
763,319	Kojin Therapeutics, Inc. Series A-1(a),(c),(d),(e),(f)			$467,228
763,319	Kojin Therapeutics, Inc. Series A-2(a),(c),(d),(e),(f)			467,228
369,108	Korro Bio, Inc.(a),(b),(c),(f)			12,501,688
1,287,846	Lexeo Therapeutics, Inc.(a),(b),(c),(f)			20,657,050
449,708	Metagenomi, Inc.(a),(c),(f)			1,834,809
152,381	Mirum Pharmaceuticals, Inc. PIPE(a),(b),(c),(e),(f)			5,209,906
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)			12,673,435
				82,515,213
	MEDICAL EQUIPMENT & DEVICES — 1.5%
940,660	Beta Bionics, Inc. Series B(a),(b),(c),(d),(e),(f)			7,036,136
809,360	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)			6,159,230
482,026	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)			3,566,992
476,190	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)			4,414,281
				21,176,639
	TOTAL PRIVATE INVESTMENTS (Cost $181,463,490)			103,691,852

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(h)
	BIOTECH & PHARMA — 0.0%(h)
3,500,000	Biosplice Therapeutics, Inc. Series C PIK(c),(d),(e),(f)	1.0500	03/12/25	394,520

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			394,520

Shares				Fair Value
	WARRANT — 0.2%
	BIOTECH & PHARMA - 0.0%(h)
103,150	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)			—

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	WARRANT — 0.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.2%
120,500	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)	$891,700
333,333	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)	2,233,331
		3,125,031

	TOTAL WARRANT (Cost $–)	3,125,031

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS – 0.3%
3,394,275	Fidelity Money Market Government Portfolio, Class I, 5.20%(i) (Cost $3,394,275)	3,394,275

	TOTAL INVESTMENTS – 96.7% (Cost $1,339,056,189)	$1,392,217,749
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.3%	47,698,000
	NET ASSETS - 100.0%	$1,439,915,749

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

PIK	- Payment in Kind

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $108,503,146, representing 7.5% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security. See Note 6 for additional details.

(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $3,483,204 or 0.2% of net assets.

(h)	Percentage rounds to less than 0.1%.

(i)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8%
	ADVERTISING & MARKETING - 1.7%
18,781	Trade Desk, Inc. (The), Class A(a)	$1,834,340

	BIOTECH & PHARMA - 6.2%
7,150	Amgen, Inc.	2,234,018
1,180	Eli Lilly & Company	1,068,348
122,989	Royalty Pharma plc, Class A	3,243,220
		6,545,586
	CHEMICALS - 8.8%
13,363	Linde plc	5,863,818
11,842	Sherwin-Williams Company (The)	3,534,008
		9,397,826
	COMMERCIAL SUPPORT SERVICES - 1.5%
8,124	Republic Services, Inc.	1,578,818

	CONTAINERS & PACKAGING - 0.9%
22,018	International Paper Company	950,077

	ELECTRIC UTILITIES - 6.0%
6,474	Constellation Energy Corporation	1,296,548
22,140	Public Service Enterprise Group, Inc.	1,631,718
44,200	Southern Company (The)	3,428,594
		6,356,860
	ELECTRICAL EQUIPMENT - 5.6%
30,420	Otis Worldwide Corporation	2,928,229
9,077	Trane Technologies PLC	2,985,697
		5,913,926
	HOME CONSTRUCTION - 3.2%
24,279	DR Horton, Inc.	3,421,639

	INDUSTRIAL SUPPORT SERVICES - 3.4%
18,835	Ferguson PLC	3,647,398

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
18,211	Houlihan Lokey, Inc.	$2,455,935

	INSURANCE - 1.9%
7,931	Arthur J Gallagher & Company	2,056,588

	MEDICAL EQUIPMENT & DEVICES - 2.3%
1,781	Mettler-Toledo International, Inc.(a)	2,489,108

	OIL & GAS PRODUCERS - 5.8%
21,238	EOG Resources, Inc.	2,673,227
81,412	Williams Companies, Inc. (The)	3,460,010
		6,133,237
	RETAIL - DISCRETIONARY - 9.6%
5,955	Group 1 Automotive, Inc.	1,770,302
5,267	Home Depot, Inc. (The)	1,813,112
5,338	Lithia Motors, Inc.	1,347,578
7,991	Lowe’s Companies, Inc.	1,761,696
3,282	O’Reilly Automotive, Inc.(a)	3,465,990
		10,158,678
	SEMICONDUCTORS - 14.2%
2,547	KLA Corporation	2,100,027
5,010	Lam Research Corporation	5,334,899
8,482	Micron Technology, Inc.	1,115,637
17,819	NVIDIA Corporation	2,201,359
24,688	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,291,021
		15,042,943
	SOFTWARE - 13.5%
15,183	Datadog, Inc., Class A(a)	1,969,083
3,573	Intuit, Inc.	2,348,211
35,717	Nutanix, Inc., Class A(a)	2,030,511
5,751	Roper Technologies, Inc.	3,241,610
2,117	ServiceNow, Inc.(a)	1,665,380
2,412	Synopsys, Inc.(a)	1,435,285

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	SOFTWARE - 13.5% (Continued)
7,112	Workday, Inc., Class A(a)	$1,589,959
		14,280,039
	TECHNOLOGY HARDWARE - 2.0%
16,400	NetApp, Inc.	2,112,320

	TECHNOLOGY SERVICES - 5.6%
4,477	CDW Corporation	1,002,132
11,146	S&P Global, Inc.	4,971,116
		5,973,248
	TRANSPORTATION & LOGISTICS - 2.3%
5,349	Old Dominion Freight Line, Inc.	944,633
6,628	Union Pacific Corporation	1,499,652
		2,444,285

	TOTAL COMMON STOCKS (Cost $95,268,290)	102,792,851

Shares		Fair Value
	WARRANT — 0.0%(b)
	SOFTWARE - 0.0% (b)
252	Constellation Software, Inc. (Canada) (a),(c),(d)	—

	TOTAL WARRANT (Cost $–)	—

	TOTAL INVESTMENTS - 96.8% (Cost $95,268,290)	$102,792,851
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%	3,390,332
	NET ASSETS - 100.0%	$106,183,183

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2024, was $0, representing 0.0% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.7%
	AUTO LOAN — 3.3%
2,600,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$2,545,766
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	959,894
1,500,000	CarMax Auto Owner Trust Series 2021-2 D		1.5500	10/15/27	1,438,868
					4,944,528
	OTHER ABS — 1.4%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	6.1330	04/17/28	1,978,437

	TOTAL ASSET BACKED SECURITIES (Cost $7,085,146)				6,922,965

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0%
	AUTOMOTIVE — 1.8%
1,250,000	Dana, Inc.		4.2500	09/01/30	1,092,228
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,467,233
					2,559,461
	BANKING — 5.9%
3,000,000	Bank of America Corporation Series N(b)	TSFR3M + 1.132%	2.4560	10/22/25	2,969,129
2,975,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,027,722
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,535,245
					8,532,096
	BIOTECH & PHARMA — 1.3%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,911,116

	CONSTRUCTION MATERIALS — 0.9%
1,350,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	1,321,812

	ELECTRIC UTILITIES — 11.4%
2,000,000	AES Corporation (The)		1.3750	01/15/26	1,874,887
1,500,000	Avangrid, Inc.		3.1500	12/01/24	1,483,702
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,027,490
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,208,733
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,474,713
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,529,189

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	ELECTRIC UTILITIES — 11.4% (Continued)
2,500,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	$2,486,943
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	991,214
1,650,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,530,155
					16,607,026
	ELECTRICAL EQUIPMENT — 1.6%
2,350,000	Lennox International, Inc.		5.5000	09/15/28	2,378,926

	ENGINEERING & CONSTRUCTION — 3.7%
1,425,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,394,881
1,850,000	MasTec, Inc.(a)		4.5000	08/15/28	1,766,018
1,500,000	Quanta Services, Inc.		0.9500	10/01/24	1,480,822
825,000	Quanta Services, Inc.		2.9000	10/01/30	727,928
					5,369,649
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,375,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,248,943

	HOME & OFFICE PRODUCTS — 0.8%
1,250,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,129,106

	HOME CONSTRUCTION — 1.0%
1,500,000	M/I Homes, Inc.		4.9500	02/01/28	1,448,084

	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,450,000	United Rentals North America, Inc.		3.8750	11/15/27	1,370,919

	INSTITUTIONAL FINANCIAL SERVICES — 3.8%
3,000,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	2,953,878
2,500,000	Nasdaq, Inc.		5.3500	06/28/28	2,524,877
					5,478,755
	INSURANCE — 4.2%
2,750,000	Aflac, Inc.		1.1250	03/15/26	2,568,873
2,300,000	Brown & Brown, Inc.		4.2000	09/15/24	2,290,535

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	INSURANCE — 4.2% (Continued)
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	$1,331,617
					6,191,025

	MACHINERY — 2.3%
1,500,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,374,815
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	2,020,998
					3,395,813
	OIL & GAS PRODUCERS — 3.9%
2,200,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,097,253
2,400,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,215,667
1,400,000	EQT Corporation		5.7000	04/01/28	1,414,734
					5,727,654
	REAL ESTATE INVESTMENT TRUSTS — 6.5%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,628,395
2,000,000	American Tower Corporation		5.2500	07/15/28	1,997,634
2,250,000	Equinix, Inc.		1.5500	03/15/28	1,969,432
1,650,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	1,558,381
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,357,109
					9,510,951
	RETAIL - DISCRETIONARY — 5.5%
1,500,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,423,398
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,446,812
1,500,000	Builders FirstSource, Inc.(a)		5.0000	03/01/30	1,421,002
1,650,000	Home Depot, Inc. (The)		4.8750	06/25/27	1,647,418
1,000,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,011,028
					7,949,658
	SEMICONDUCTORS — 2.0%
1,725,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,449,039
1,625,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,475,237
					2,924,276
	SOFTWARE — 3.0%
2,550,000	Roper Technologies, Inc.		4.2000	09/15/28	2,467,099
2,000,000	Workday, Inc.		3.5000	04/01/27	1,914,154
					4,381,253

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	TECHNOLOGY SERVICES — 0.2%
281,000	Verisk Analytics, Inc.		4.0000	06/15/25	$276,456

	WHOLESALE - CONSUMER STAPLES — 1.4%
1,000,000	Sysco Corporation		3.7500	10/01/25	979,246
1,250,000	Sysco Corporation		2.4000	02/15/30	1,084,453
					2,063,699
	TOTAL CORPORATE BONDS (Cost $93,860,673)				91,776,678

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.9%
	COMBINED UTILITIES — 1.1%
1,525,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,540,139

	COUNTY — 0.7%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,060,211

	MISCELLANEOUS TAX — 1.4%
2,050,000	Commonwealth of Massachusetts		3.6390	07/15/24	2,048,552

	MULTI-FAMILY HOUSING — 0.2%
250,000	New York State Housing Finance Agency		2.2000	11/01/24	247,300

	SINGLE-FAMILY HOUSING — 2.7%
305,000	Illinois Housing Development Authority		5.0940	04/01/30	306,657
1,000,000	Illinois Housing Development Authority		5.2440	04/01/31	1,008,384
35,000	Maryland Community Development Administration		3.2420	09/01/48	34,124
2,150,000	Virginia Housing Development Authority		4.8570	10/01/29	2,138,999
500,000	Virginia Housing Development Authority		4.9140	04/01/30	497,632
					3,985,796
	STATE — 0.5%
500,000	State of Oregon		0.8120	11/01/24	492,510
300,000	State of Oregon		0.8950	05/01/25	289,527
					782,037

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.9% (Continued)
	WATER AND SEWER — 1.3%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	$1,895,288

	TOTAL MUNICIPAL BONDS (Cost $11,866,163)				11,559,323

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 21.7%
	AGENCY FIXED RATE — 4.6%
2,048,428	Fannie Mae Pool MA4805		4.5000	11/01/52	1,936,187
1,591,358	Freddie Mac Pool SD8237		4.0000	08/01/52	1,459,724
2,322,881	Freddie Mac Pool SD8258		5.0000	10/01/52	2,254,576
1,138,408	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,032,584
					6,683,071
	AGENCY HYBRID ARMS — 0.0%(c)
5,804	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	3.6250	08/20/41	5,803

	ARMS — 0.0%(d)
1,652	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	6.1700	08/01/34	1,678
26	Ginnie Mae II Pool 8502(b)	H15T1Y + 1.500%	3.6250	09/20/24	26
35	Ginnie Mae II Pool 8503(b)	H15T1Y + 1.500%	3.6250	09/20/24	35
81	Ginnie Mae II Pool 8565(b)	H15T1Y + 1.500%	4.0000	12/20/24	81
242	Ginnie Mae II Pool 8567(b)	H15T1Y + 1.500%	4.5000	12/20/24	241
686	Ginnie Mae II Pool 8595(b)	H15T1Y + 1.500%	4.6250	02/20/25	681
253	Ginnie Mae II Pool 8660(b)	H15T1Y + 1.500%	3.6250	07/20/25	251
10,709	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	4.6250	01/20/32	10,645
1,414	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	3.7500	12/20/32	1,397
					15,035
	GOVERNMENT OWNED, NO GUARANTEE — 9.8%
1,500,000	Federal Home Loan Mortgage Corporation		5.2500	12/09/24	1,497,219
1,250,000	Federal Home Loan Mortgage Corporation		5.6000	03/06/26	1,249,499
2,000,000	Federal Home Loan Mortgage Corporation		5.3750	04/09/26	1,996,723
2,000,000	Federal Home Loan Mortgage Corporation		5.5000	04/08/27	1,996,343
1,500,000	Federal Home Loan Mortgage Corporation		5.6250	06/11/27	1,500,581
1,250,000	Federal Home Loan Mortgage Corporation		5.0000	09/18/28	1,242,869

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 21.7% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 9.8% (Continued)
2,000,000	Federal National Mortgage Association		4.1250	08/28/25	$1,980,280
2,575,000	Federal National Mortgage Association		6.2500	05/15/29	2,785,327
					14,248,841
	GOVERNMENT SPONSORED — 7.3%
2,250,000	Federal Farm Credit Banks Funding Corporation		5.2300	05/20/26	2,250,072
1,500,000	Federal Farm Credit Banks Funding Corporation		5.3000	10/19/26	1,495,739
1,750,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/26/27	1,746,769
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,241,909
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,450,837
1,500,000	Federal Farm Credit Banks Funding Corporation		4.2500	12/15/28	1,490,918
					10,676,244
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $31,889,825)				31,628,994

	TOTAL INVESTMENTS - 97.3% (Cost $144,701,807)				$141,887,960
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%				3,937,579
	NET ASSETS - 100.0%				$145,825,539

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $17,011,277 or 11.7% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Opportunities Fund	Technologies Fund	Gilead Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$330,892,091	$139,132,890	$674,572,301	$83,891,927	$1,904,951,716
Affiliated investments at cost	—	—	—	—	237,433,515
Total Investments at cost	330,892,091	139,132,890	674,572,301	83,891,927	2,142,385,231
Unaffiliated investments at value	$372,988,478	$133,539,852	$849,482,764	$110,107,624	$3,219,529,025
Affiliated investments at value	—	—	—	—	124,867,341
Total investments at value	372,988,478	133,539,852	849,482,764	110,107,624	3,344,396,366
Cash held at custodian	7,277,373	5,209,554	13,911,906	5,298,307	11,911,477
Cash held at broker	111,764	—	107,871	256,352	165,237
Receivable for Fund shares sold	357,216	80,294	2,246,670	95,216	1,568,125
Dividends and interest receivable	1,551,956	1,162,295	788,907	44,835	1,158,948
Prepaid expenses and other assets	73,592	1,314	113,803	40,200	206,009
TOTAL ASSETS	382,360,379	139,993,309	866,651,921	115,842,534	3,359,406,162

LIABILITIES
Payable for investments purchased	1,991,608	2,509,353	992,081	—	—
Payable for Fund shares repurchased	320,358	122,642	907,257	189,037	6,222,417
Advisory fees payable	207,736	3,349	437,594	83,361	2,708,645
Distribution (12b-1) fees payable	85,533	8,579	124,611	31,121	85,406
Payable to related parties	103,863	17,503	113,564	13,668	372,663
Accrued expenses and other liabilities	131,499	26,991	163,144	38,841	679,901
TOTAL LIABILITIES	2,840,597	2,688,417	2,738,251	356,028	10,069,032
NET ASSETS	$379,519,782	$137,304,892	$863,913,670	$115,486,506	$3,349,337,130

Composition of Net Assets:
Paid in capital	$348,154,578	$156,700,975	$719,115,243	$148,039,352	$2,234,462,249
Accumulated earnings (losses)	31,365,204	(19,396,083)	144,798,427	(32,552,846)	1,114,874,881
NET ASSETS	$379,519,782	$137,304,892	$863,913,670	$115,486,506	$3,349,337,130

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Opportunities Fund	Technologies Fund	Gilead Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$22,307,683	$35,466,640	$87,873,034	$19,201,126	$427,767,621
Shares of beneficial interest outstanding (a)	1,619,083	4,387,636	4,958,310	1,604,843	8,884,473
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$13.78	$8.08	$17.72	$11.96	$48.15

Class A Shares:
Net Assets	$30,175,063	$607,819	$50,563,172	$8,420,726	$320,982,747
Shares of beneficial interest outstanding (a)	2,185,751	74,876	2,851,251	704,003	6,715,500
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.81	$8.12	$17.73	$11.96	$47.80
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$14.65	$8.62	$18.81	$12.69	$50.72

Class C Shares:
Net Assets	$16,019,944	$492,228	$19,564,095	$2,549,521	$166,155,034
Shares of beneficial interest outstanding (a)	1,169,322	61,261	1,116,858	219,649	3,983,444
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$13.70	$8.03	$17.52	$11.61	$41.71

Class I Shares:
Net Assets	$311,017,092	$100,738,205	$705,913,369	$85,315,133	$2,434,431,728
Shares of beneficial interest outstanding (a)	22,569,529	12,461,634	39,794,478	7,069,477	48,881,636
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$13.78	$8.08	$17.74	$12.07	$49.80

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,042,769,725	$95,268,290	$144,701,807
Affiliated investments at cost	296,286,464	—	—
Investments at cost	1,339,056,189	95,268,290	144,701,807
Unaffiliated investments at value	$1,210,909,133	$102,792,851	$141,887,960
Affiliated investments at value	181,308,616	—	—
Total investments at value	1,392,217,749	102,792,851	141,887,960
Cash held at custodian	60,855,823	3,934,741	2,699,553
Cash held at broker	116,470	—	—
Receivable for Fund shares sold	1,469,791	238,852	214,002
Dividends and interest receivable	611,682	54,474	1,293,116
Prepaid expenses and other assets	105,690	66,875	45,057
TOTAL ASSETS	1,455,377,205	107,087,793	146,139,688

LIABILITIES
Payable for investments purchased	10,813,492	756,004	—
Payable for Fund shares repurchased	2,760,867	99,198	100,238
Advisory fees payable	1,298,739	39,539	73,470
Distribution (12b-1) fees payable	90,738	—	2,390
Payable to related parties	165,566	3,114	71,558
Accrued expenses and other liabilities	332,054	6,755	66,493
TOTAL LIABILITIES	15,461,456	904,610	314,149
NET ASSETS	$1,439,915,749	$106,183,183	$145,825,539

Composition of Net Assets:
Paid in capital	$1,421,894,332	$95,317,684	$157,158,771
Accumulated earnings (losses)	18,021,417	10,865,499	(11,333,232)
NET ASSETS	$1,439,915,749	$106,183,183	$145,825,539

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$93,026,982	$13,096,696	$17,948,798
Shares of beneficial interest outstanding (a)	2,793,716	934,677	1,815,024
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$33.30	$14.01	$9.89

Class A Shares:
Net Assets	$122,422,635	$1,835,642	$4,611,924
Shares of beneficial interest outstanding (a)	3,705,496	131,244	465,212
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$33.04	$13.99	$9.91
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$35.06	$14.84	$10.51

Class C Shares:
Net Assets	$55,660,694	$292,203	$1,563,685
Shares of beneficial interest outstanding (a)	1,848,407	21,183	158,859
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$30.11	$13.79	$9.84

Class I Shares:
Net Assets	$1,168,805,438	$90,958,642	$121,701,132
Shares of beneficial interest outstanding (a)	34,285,245	6,476,960	11,988,852
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$34.09	$14.04	$10.15

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Opportunities Fund	Technologies Fund	Gilead Fund
INVESTMENT INCOME
Dividend income	$2,592,564	$—	$9,580,578	$128,816	$13,102,859
Interest	6,211,262	4,542,298	1,044,018	195,142	7,865,582
Less: Foreign dividend withholding taxes	—	—	(149)	(1,208)	(406,650)
TOTAL INVESTMENT INCOME	8,803,826	4,542,298	10,624,447	322,750	20,561,791

EXPENSES
Investment advisory fees	2,076,679	357,352	4,974,202	1,314,480	35,349,592
Distribution (12b-1) fees:
Class N	55,029	70,040	179,530	43,010	980,046
Class A	66,748	1,008	106,232	21,675	860,598
Class C	157,808	2,535	164,320	27,085	1,912,191
Shareholder servicing fees	398,937	118,068	794,673	164,657	3,834,102
Printing and postage expenses	129,932	27,595	157,369	39,705	368,639
Financial administration/fund accounting fees	132,355	53,769	195,182	49,994	1,023,544
Registration fees	100,650	67,710	110,750	70,024	146,450
Legal administration/management services fees	71,477	21,649	140,604	24,657	753,401
Transfer agent fees	46,072	17,223	67,779	33,001	309,461
Custodian fees	23,395	6,540	38,550	15,678	205,809
Legal fees	23,404	21,112	21,860	20,714	31,826
Compliance officer fees	17,132	11,304	23,545	9,813	99,011
Audit fees	22,982	16,288	19,000	12,829	45,001
Trustees fees and expenses	15,598	15,637	15,611	15,598	15,698
Insurance expense	12,810	3,660	15,450	2,568	109,850
Other expenses	4,457	4,002	3,897	3,944	4,503
TOTAL EXPENSES	3,355,465	815,492	7,028,554	1,869,432	46,049,722
Less: Fees waived/reimbursed by the Advisor	(236,729)	(131,361)	(97,498)	(68,862)	—
NET EXPENSES	3,118,736	684,131	6,931,056	1,800,570	46,049,722
NET INVESTMENT INCOME (LOSS)	5,685,090	3,858,167	3,693,391	(1,477,820)	(25,487,931)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	3,359,942	(2,770,122)	14,015,615	(1,693,620)	43,126,125
Affiliated investments (See Note 5)	—	—	—	—	(55,517,695)
Securities sold short	—	—	—	(478,620)	(753,126)
Foreign currency transactions	—	—	—	(1,910)	(12,798)
Distributions of long term capital gains from underlying investment companies	2,982	—	68,490	—	—
Net realized gain (loss):	3,362,924	(2,770,122)	14,084,105	(2,174,150)	(13,157,494)
Net change in unrealized appreciation on:
Unaffiliated investments	32,146,544	2,371,706	117,234,972	3,599,272	83,517,835
Affiliated investments (See Note 5)	—	—	—	—	(55,980,935)
Net change in unrealized appreciation:	32,146,544	2,371,706	117,234,972	3,599,272	27,536,900

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	35,509,468	(398,416)	131,319,077	1,425,122	14,379,406

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,194,558	$3,459,751	$135,012,468	$(52,698)	$(11,108,525)

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS (Continued)
For Year Ended June 30, 2024

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
INVESTMENT INCOME
Dividend income	$—	$386,143	$—
Interest	4,473,968	134,747	4,951,366
Less: Foreign dividend withholding taxes	(45,115)	(6,575)	—
TOTAL INVESTMENT INCOME	4,428,853	514,315	4,951,366

EXPENSES
Investment advisory fees	17,506,668	319,467	422,673
Distribution (12b-1) fees:
Class N	222,274	12,769	35,466
Class A	340,157	1,865	27,175
Class C	644,059	1,009	14,455
Shareholder servicing fees	1,724,492	35,285	179,197
Financial administration/fund accounting fees	472,135	22,501	80,849
Legal administration/management services fees	328,420	8,996	28,166
Transfer agent fees	195,414	15,480	24,818
Printing and postage expenses	290,408	8,059	65,954
Registration fees	128,100	36,750	65,920
Audit fees	91,940	13,579	17,051
Custodian fees	101,247	12,061	9,152
Insurance expense	53,070	370	5,490
Compliance officer fees	47,437	7,789	11,994
Legal fees	25,278	15,215	22,058
Trustees fees and expenses	15,602	15,603	15,597
Other expenses	3,981	4,014	3,596
TOTAL EXPENSES	22,190,682	530,812	1,029,611
Less: Fees waived/reimbursed by the Advisor	—	(101,331)	(202,441)
NET EXPENSES	22,190,682	429,481	827,170

NET INVESTMENT INCOME (LOSS)	(17,761,829)	84,834	4,124,196

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	79,239,923	3,919,159	(995,253)
Affiliated investments (See Note 5)	(50,453,063)	—	—
Net realized gain (loss):	28,786,860	3,919,159	(995,253)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(69,227,944)	5,840,777	3,826,483
Affiliated investments (See Note 5)	(102,478,691)	—	—
Net change in unrealized appreciation (depreciation):	(171,706,635)	5,840,777	3,826,483

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(142,919,775)	9,759,936	2,831,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(160,681,604)	$9,844,770	$6,955,426

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income	$5,685,090	$5,151,980
Net realized gain (loss)	3,359,942	(14,479,724)
Distributions of long term capital gains from underlying investment companies	2,982	—
Net change in unrealized appreciation	32,146,544	26,607,153
Net increase in net assets resulting from operations	41,194,558	17,279,409

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(422,597)	(1,025,429)
Class A	(408,420)	(587,205)
Class C	(129,472)	(258,344)
Class I	(4,928,123)	(6,650,735)
Return of Capital
Class N	—	(123,456)
Class A	—	(77,622)
Class C	—	(50,944)
Class I	—	(787,757)
Total distributions to shareholders	(5,888,612)	(9,561,492)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	9,079,352	49,176,092
Class A	7,382,970	4,205,289
Class C	2,465,144	2,132,876
Class I	99,214,636	75,332,706
Net asset value of shares issued in reinvestment of distributions:
Class N	399,727	1,104,953
Class A	363,434	591,647
Class C	120,546	289,078
Class I	4,513,376	6,830,607
Payments for shares repurchased:
Class N	(20,672,373)	(54,627,872)
Class A	(5,867,639)	(5,644,099)
Class C	(4,339,723)	(4,809,955)
Class I	(81,509,861)	(97,402,343)
Net increase (decrease) in net assets from shares of beneficial interest	11,149,589	(22,821,021)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,455,535	(15,103,104)

NET ASSETS
Beginning of Year	333,064,247	348,167,351
End of Year	$379,519,782	$333,064,247

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	702,251	4,036,342
Shares Reinvested	30,806	91,129
Shares Repurchased	(1,575,339)	(4,542,574)
Net decrease in shares of beneficial interest outstanding	(842,282)	(415,103)

Class A:
Shares Sold	556,790	342,410
Shares Reinvested	27,746	48,591
Shares Repurchased	(450,768)	(459,232)
Net increase (decrease) in shares of beneficial interest outstanding	133,768	(68,231)

Class C:
Shares Sold	189,180	175,582
Shares Reinvested	9,284	23,934
Shares Repurchased	(336,562)	(397,078)
Net decrease in shares of beneficial interest outstanding	(138,098)	(197,562)

Class I:
Shares Sold	7,563,324	6,177,662
Shares Reinvested	345,405	561,831
Shares Repurchased	(6,292,309)	(8,014,650)
Net increase (decrease) in shares of beneficial interest outstanding	1,616,420	(1,275,157)

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income	$3,858,167	$1,497,137
Net realized loss	(2,770,122)	(3,797,575)
Net change in unrealized appreciation	2,371,706	1,383,710
Net increase (decrease) in net assets resulting from operations	3,459,751	(916,728)

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(1,109,828)	(791,346)
Class A	(14,181)	(6,663)
Class C	(7,752)	(3,378)
Class I	(2,637,606)	(735,595)
Total distributions to shareholders	(3,769,367)	(1,536,982)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	7,288,166	19,475,162
Class A	392,447	246,372
Class C	324,177	34,274
Class I	96,894,042	34,388,084
Net asset value of shares issued in reinvestment of distributions:
Class N	1,106,587	790,735
Class A	14,053	6,663
Class C	7,478	3,364
Class I	1,570,467	615,819
Payments for shares repurchased:
Class N	(10,033,040)	(39,413,830)
Class A	(206,432)	(30,999)
Class C	(57,303)	(33,678)
Class I	(37,064,233)	(8,715,146)
Net increase in net assets from shares of beneficial interest	60,236,409	7,366,820

TOTAL INCREASE IN NET ASSETS	59,926,793	4,913,110

NET ASSETS
Beginning of Year	77,378,099	42,646,989
End of Year	$137,304,892	$77,378,099

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	896,472	2,362,456
Shares Reinvested	136,943	97,444
Shares Repurchased	(1,241,562)	(4,782,659)
Net decrease in shares of beneficial interest outstanding	(208,147)	(2,322,759)

Class A:
Shares Sold	47,998	29,981
Shares Reinvested	1,728	816
Shares Repurchased	(25,196)	(3,796)
Net increase in shares of beneficial interest outstanding	24,530	27,001

Class C:
Shares Sold	40,205	4,110
Shares Reinvested	929	416
Shares Repurchased	(7,073)	(4,147)
Net increase in shares of beneficial interest outstanding	34,061	379

Class I:
Shares Sold	12,040,793	4,159,816
Shares Reinvested	193,765	75,784
Shares Repurchased	(4,596,461)	(1,062,677)
Net increase in shares of beneficial interest outstanding	7,638,097	3,172,923

See accompanying notes to financial statements.

Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income	$3,693,391	$4,442,752
Net realized gain (loss)	14,015,615	(44,373,084)
Distributions of long term capital gains from underlying investment companies	68,490	—
Net change in unrealized appreciation	117,234,972	90,497,053
Net increase in net assets resulting from operations	135,012,468	50,566,721

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(334,756)	(1,203,965)
Class A	(147,401)	(378,484)
Class C	—	(76,849)
Class I	(3,216,856)	(5,200,706)
Return of Capital
Class N	—	(92,962)
Class A	—	(102,479)
Class C	—	(9,900)
Class I	—	(908,635)
Total distributions to shareholders	(3,699,013)	(7,973,980)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	29,519,252	42,168,215
Class A	12,265,171	13,780,142
Class C	5,169,491	6,546,046
Class I	334,215,421	232,281,533
Net asset value of shares issued in reinvestment of distributions:
Class N	324,923	1,267,578
Class A	141,369	463,082
Class C	—	84,188
Class I	2,894,360	5,504,373
Payments for shares repurchased:
Class N	(50,762,173)	(33,157,570)
Class A	(6,831,786)	(9,749,781)
Class C	(3,551,445)	(2,812,230)
Class I	(164,593,403)	(145,117,850)
Net increase in net assets from shares of beneficial interest	158,791,180	111,257,726

TOTAL INCREASE IN NET ASSETS	290,104,635	153,850,467

NET ASSETS
Beginning of Year	573,809,035	419,958,568
End of Year	$863,913,670	$573,809,035

See accompanying notes to financial statements.

Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	1,807,676	3,006,122
Shares Reinvested	19,929	92,382
Shares Repurchased	(3,142,435)	(2,406,922)
Net increase (decrease) in shares of beneficial interest outstanding	(1,314,830)	691,582

Class A:
Shares Sold	762,040	985,242
Shares Reinvested	8,574	33,666
Shares Repurchased	(424,470)	(691,004)
Net increase in shares of beneficial interest outstanding	346,144	327,904

Class C:
Shares Sold	319,457	475,330
Shares Reinvested	—	6,152
Shares Repurchased	(226,340)	(205,600)
Net increase in shares of beneficial interest outstanding	93,117	275,882

Class I:
Shares Sold	20,550,743	16,642,155
Shares Reinvested	174,089	400,250
Shares Repurchased	(10,273,314)	(10,457,863)
Net increase in shares of beneficial interest outstanding	10,451,518	6,584,542

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment loss	$(1,477,820)	$(1,082,795)
Net realized loss	(2,174,150)	(25,591,542)
Net change in unrealized appreciation	3,599,272	35,911,605
Net increase (decrease) in net assets resulting from operations	(52,698)	9,237,268

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	6,027,041	13,244,258
Class A	1,869,118	1,781,643
Class C	542,067	628,624
Class I	32,629,726	47,180,850
Redemption fee proceeds:
Class N	—	17,663
Class A	—	9,414
Class C	—	3,021
Class I	—	92,427
Payments for shares repurchased:
Class N	(8,987,032)	(5,852,092)
Class A	(1,673,077)	(1,638,384)
Class C	(611,792)	(627,686)
Class I	(30,069,547)	(43,109,040)
Net increase (decrease) in net assets from shares of beneficial interest	(273,496)	11,730,698

TOTAL INCREASE (DECREASE) IN NET ASSETS	(326,194)	20,967,966

NET ASSETS
Beginning of Year	115,812,700	94,844,734
End of Year	$115,486,506	$115,812,700

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	488,743	1,258,489
Shares Repurchased	(732,729)	(551,922)
Net increase (decrease) in shares of beneficial interest outstanding	(243,986)	706,567

Class A:
Shares Sold	152,030	162,981
Shares Repurchased	(135,986)	(149,936)
Net increase in shares of beneficial interest outstanding	16,044	13,045

Class C:
Shares Sold	45,554	58,336
Shares Repurchased	(50,461)	(58,741)
Net decrease in shares of beneficial interest outstanding	(4,907)	(405)

Class I:
Shares Sold	2,640,341	4,159,896
Shares Repurchased	(2,419,872)	(3,923,676)
Net increase in shares of beneficial interest outstanding	220,469	236,220

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment loss	$(25,487,931)	$(18,202,004)
Net realized loss	(13,157,494)	(50,832,143)
Net change in unrealized appreciation	27,536,900	575,636,075
Net increase (decrease) in net assets resulting from operations	(11,108,525)	506,601,928

DISTRIBUTIONS TO SHAREHOLDERS
Class N	—	(26,502,428)
Class A	—	(15,537,719)
Class C	—	(13,038,729)
Class I	—	(117,168,110)
Total distributions to shareholders	—	(172,246,986)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	73,774,173	88,745,999
Class A	43,406,603	55,727,869
Class C	10,231,757	14,904,069
Class I	642,713,540	640,408,718
Net asset value of shares issued in reinvestment of distributions:
Class N	—	25,204,656
Class A	—	14,252,437
Class C	—	12,562,355
Class I	—	103,966,493
Payments for shares repurchased:
Class N	(172,318,771)	(163,362,221)
Class A	(73,157,162)	(50,748,542)
Class C	(60,256,585)	(61,602,217)
Class I	(864,585,791)	(730,773,548)
Net decrease in net assets from shares of beneficial interest	(400,192,236)	(50,713,932)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(411,300,761)	283,641,010

NET ASSETS
Beginning of Year	3,760,637,891	3,476,996,881
End of Year	$3,349,337,130	$3,760,637,891

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	1,518,597	1,959,635
Shares Reinvested	—	594,029
Shares Repurchased	(3,552,489)	(3,651,814)
Net decrease in shares of beneficial interest outstanding	(2,033,892)	(1,098,150)

Class A:
Shares Sold	908,469	1,244,030
Shares Reinvested	—	338,136
Shares Repurchased	(1,533,665)	(1,135,497)
Net increase (decrease) in shares of beneficial interest outstanding	(625,196)	446,669

Class C:
Shares Sold	243,481	372,502
Shares Reinvested	—	337,607
Shares Repurchased	(1,439,695)	(1,566,252)
Net decrease in shares of beneficial interest outstanding	(1,196,214)	(856,143)

Class I:
Shares Sold	12,826,677	13,786,761
Shares Reinvested	—	2,376,377
Shares Repurchased	(17,409,071)	(15,809,021)
Net increase (decrease) in shares of beneficial interest outstanding	(4,582,394)	354,117

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment loss	$(17,761,829)	$(16,468,559)
Net realized gain	28,786,860	87,672,175
Net change in unrealized appreciation (depreciation)	(171,706,635)	429,893,252
Net increase (decrease) in net assets resulting from operations	(160,681,604)	501,096,868

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	27,610,590	24,795,762
Class A	18,327,882	24,063,154
Class C	5,931,902	6,812,105
Class I	338,891,051	410,248,708
Payments for shares repurchased:
Class N	(56,522,523)	(48,550,846)
Class A	(33,663,932)	(30,091,421)
Class C	(19,891,812)	(19,599,460)
Class I	(483,248,261)	(387,178,463)
Net decrease in net assets from shares of beneficial interest	(202,565,103)	(19,500,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(363,246,707)	481,596,407

NET ASSETS
Beginning of Year	1,803,162,456	1,321,566,049
End of Year	$1,439,915,749	$1,803,162,456

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	808,352	761,278
Shares Repurchased	(1,645,670)	(1,502,705)
Net decrease in shares of beneficial interest outstanding	(837,318)	(741,427)

Class A:
Shares Sold	533,812	747,325
Shares Repurchased	(1,004,391)	(923,751)
Net decrease in shares of beneficial interest outstanding	(470,579)	(176,426)

Class C:
Shares Sold	189,732	232,446
Shares Repurchased	(643,139)	(661,200)
Net decrease in shares of beneficial interest outstanding	(453,407)	(428,754)

Class I:
Shares Sold	9,731,634	12,546,799
Shares Repurchased	(13,939,231)	(11,930,781)
Net increase (decrease) in shares of beneficial interest outstanding	(4,207,597)	616,018

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023 (1)
FROM OPERATIONS
Net investment income	$84,834	$4,324
Net realized gain (loss)	3,919,159	(308,679)
Net change in unrealized appreciation	5,840,777	1,683,784
Net increase in net assets resulting from operations	9,844,770	1,379,429

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class I	—	(4,107)
Return of Capital
Class N	—	(35)
Class A	—	(36)
Class I	—	(5,720)
Total distributions to shareholders	—	(9,898)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	13,208,513	524,748
Class A	1,618,697	249,063
Class C	250,508	24,480
Class I	80,767,005	15,266,218
Net asset value of shares issued in reinvestment of distributions:
Class N	—	27
Class A	—	36
Class I	—	9,440
Payments for shares repurchased:
Class N	(2,227,146)	(224,466)
Class A	(129,860)	(79,745)
Class C	(2,696)	—
Class I	(10,501,346)	(3,784,594)
Net increase in net assets from shares of beneficial interest	82,983,675	11,985,207

TOTAL INCREASE IN NET ASSETS	92,828,445	13,354,738

NET ASSETS
Beginning of Period/Year	13,354,738	—
End of Period/Year	$106,183,183	$13,354,738

(1)	Eventide Large Cap Focus Fund commenced operations on June 30, 2022.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023 (1)
SHARE ACTIVITY
Class N:
Shares Sold	1,073,482	50,682
Shares Reinvested	—	3
Shares Repurchased	(167,698)	(21,792)
Net increase in shares of beneficial interest outstanding	905,784	28,893

Class A:
Shares Sold	124,512	24,367
Shares Reinvested	—	3
Shares Repurchased	(9,870)	(7,768)
Net increase in shares of beneficial interest outstanding	114,642	16,602

Class C:
Shares Sold	19,051	2,338
Shares Repurchased	(206)	—
Net increase in shares of beneficial interest outstanding	18,845	2,338

Class I:
Shares Sold	6,219,032	1,487,132
Shares Reinvested	—	923
Shares Repurchased	(861,446)	(368,681)
Net increase in shares of beneficial interest outstanding	5,357,586	1,119,374

(1)	Eventide Large Cap Focus Fund commenced operations on June 30, 2022.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income	$4,124,196	$2,571,717
Net realized loss	(995,253)	(5,299,246)
Net change in unrealized appreciation	3,826,483	4,451,387
Net increase in net assets resulting from operations	6,955,426	1,723,858

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(515,651)	(283,263)
Class A	(282,483)	(302,006)
Class C	(30,364)	(15,268)
Class I	(3,275,627)	(2,074,932)
Return of Capital
Class N	—	(4,462)
Class A	—	(5,259)
Class C	—	(487)
Class I	—	(32,214)
Total distributions to shareholders	(4,104,125)	(2,717,891)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,325,751	21,519,104
Class A	5,593,337	9,487,414
Class C	517,636	1,005,560
Class I	71,435,949	73,533,124
Net asset value of shares issued in reinvestment of distributions:
Class N	514,104	286,917
Class A	278,766	304,810
Class C	30,364	15,678
Class I	3,066,017	1,847,368
Payments for shares repurchased:
Class N	(5,935,269)	(9,928,344)
Class A	(20,858,904)	(12,462,801)
Class C	(632,265)	(1,078,599)
Class I	(43,733,461)	(138,219,235)
Net increase (decrease) in net assets from shares of beneficial interest	15,602,025	(53,689,004)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,453,326	(54,683,037)

NET ASSETS
Beginning of Year	127,372,213	182,055,250
End of Year	$145,825,539	$127,372,213

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	540,489	2,245,504
Shares Reinvested	52,457	29,697
Shares Repurchased	(605,720)	(1,025,667)
Net increase (decrease) in shares of beneficial interest outstanding	(12,774)	1,249,534

Class A:
Shares Sold	572,186	979,448
Shares Reinvested	28,422	31,459
Shares Repurchased	(2,133,393)	(1,291,906)
Net decrease in shares of beneficial interest outstanding	(1,532,785)	(280,999)

Class C:
Shares Sold	52,892	105,013
Shares Reinvested	3,112	1,629
Shares Repurchased	(64,985)	(112,068)
Net decrease in shares of beneficial interest outstanding	(8,981)	(5,426)

Class I:
Shares Sold	7,107,542	7,407,748
Shares Reinvested	304,804	186,484
Shares Repurchased	(4,351,992)	(13,969,448)
Net increase (decrease) in shares of beneficial interest outstanding	3,060,354	(6,375,216)

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$12.44	$12.12	$14.21	$11.38	$10.90
Activity from investment operations:
Net investment income (1)	0.19	0.16	0.10	0.08	0.16
Net realized and unrealized gain (loss) on investments	1.35	0.47	(1.35)	2.95	0.60
Total from investment operations	1.54	0.63	(1.25)	3.03	0.76
Less distributions from:
Net investment income	(0.20)	(0.15)	(0.21)	(0.18)	(0.14)
Net realized gains	—	(0.12)	(0.63)	(0.02)	—
Return of capital	—	(0.04)	—	—	(0.14)
Total distributions	(0.20)	(0.31)	(0.84)	(0.20)	(0.28)
Net asset value, end of year	$13.78	$12.44	$12.12	$14.21	$11.38
Total return (2)	12.52%	5.35%	(9.58)%	26.81%	7.03%
Net assets, at end of year (000s)	$22,308	$30,618	$34,856	$39,947	$19,454
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.09%	1.10%	1.01%	1.05%	1.19%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.02%	1.02%	1.02%	1.02%	1.10%
Ratio of net investment income to average net assets (4)(5)	1.51%	1.34%	0.69%	0.59%	1.44%
Portfolio Turnover Rate	43%	48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class A
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$12.46		$12.14	$14.22	$11.38	$10.89
Activity from investment operations:
Net investment income (1)	0.19		0.16	0.09	0.07	0.15
Net realized and unrealized gain (loss) on investments	1.36		0.47	(1.33)	2.96	0.61
Total from investment operations	1.55		0.63	(1.24)	3.03	0.76
Less distributions from:
Net investment income	(0.20)		(0.15)	(0.21)	(0.17)	(0.13)
Net realized gains	—		(0.12)	(0.63)	(0.02)	—
Return of capital	—		(0.04)	—	—	(0.14)
Total distributions	(0.20)		(0.31)	(0.84)	(0.19)	(0.27)
Net asset value, end of year	$13.81		$12.46	$12.14	$14.22	$11.38
Total return (2)	12.53	% (6)	5.29%	(9.55)%	26.84%	7.07%
Net assets, at end of year (000s)	$30,175		$25,577	$25,744	$23,139	$10,659
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.14%		1.15%	1.06%	1.10%	1.24%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.07%		1.07%	1.07%	1.07%	1.15%
Ratio of net investment income to average net assets (4)(5)	1.47%		1.32%	0.65%	0.55%	1.39%
Portfolio Turnover Rate	43%		48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$12.38	$12.06	$14.15	$11.34	$10.86
Activity from investment operations:
Net investment income (loss) (1)	0.09	0.07	(0.01)	(0.03)	0.07
Net realized and unrealized gain (loss) on investments	1.34	0.47	(1.35)	2.95	0.60
Total from investment operations	1.43	0.54	(1.36)	2.92	0.67
Less distributions from:
Net investment income	(0.11)	(0.06)	(0.10)	(0.09)	(0.09)
Net realized gains	—	(0.12)	(0.63)	(0.02)	—
Return of capital	—	(0.04)	—	—	(0.10)
Total distributions	(0.11)	(0.22)	(0.73)	(0.11)	(0.19)
Net asset value, end of year	$13.70	$12.38	$12.06	$14.15	$11.34
Total return (2)	11.58%	4.54%	(10.33)%	25.85%	6.23%
Net assets, at end of year (000s)	$16,020	$16,181	$18,146	$18,883	$8,091
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.89%	1.90%	1.81%	1.85%	1.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.82%	1.82%	1.82%	1.82%	1.90%
Ratio of net investment income (loss) to average net assets (4)(5)	0.72%	0.56%	(0.10)%	(0.21)%	0.64%
Portfolio Turnover Rate	43%	48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$12.44	$12.12	$14.22	$11.38	$10.90
Activity from investment operations:
Net investment income (1)	0.22	0.19	0.12	0.11	0.18
Net realized and unrealized gain (loss) on investments	1.35	0.47	(1.35)	2.95	0.60
Total from investment operations	1.57	0.66	(1.23)	3.06	0.78
Less distributions from:
Net investment income	(0.23)	(0.18)	(0.24)	(0.20)	(0.15)
Net realized gains	—	(0.12)	(0.63)	(0.02)	—
Return of capital	—	(0.04)	—	—	(0.15)
Total distributions	(0.23)	(0.34)	(0.87)	(0.22)	(0.30)
Net asset value, end of year	$13.78	$12.44	$12.12	$14.22	$11.38
Total return (2)	12.75%	5.57%	(9.46)%	27.12%	7.23%
Net assets, at end of year (000s)	$311,017	$260,688	$269,421	$279,142	$110,295
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.89%	0.90%	0.81%	0.85%	0.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.82%	0.82%	0.82%	0.82%	0.90%
Ratio of net investment income to average net assets (4)(5)	1.72%	1.57%	0.90%	0.81%	1.65%
Portfolio Turnover Rate	43%	48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$8.15	$8.41	$9.66	$10.00
Activity from investment operations:
Net investment income (1)	0.28	0.17	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.09)	(0.25)	(1.20)	(0.29)
Total from investment operations	0.19	(0.08)	(1.12)	(0.24)
Less distributions from:
Net investment income	(0.26)	(0.18)	(0.11)	(0.05)
Return of capital	—	—	(0.02)	(0.05)
Total distributions	(0.26)	(0.18)	(0.13)	(0.10)
Net asset value, end of period/year	$8.08	$8.15	$8.41	$9.66
Total return (2)	2.34%	(0.89)%	(11.69)%	(2.39	)% (6)
Net assets, at end of period/year (000s)	$35,467	$37,445	$58,166	$56,644
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.90%	1.01%	0.96%	0.89	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.78%	0.78%	0.78%	0.78	% (7)
Ratio of net investment income to average net assets (4)(5)	3.46%	2.09%	0.88%	0.53	% (7)
Portfolio Turnover Rate	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year/period	$8.18	$8.44	$9.71	$10.00
Activity from investment operations:
Net investment income (1)	0.28	0.18	0.07	0.05
Net realized and unrealized gain (loss) on investments	(0.09)	(0.26)	(1.22)	(0.27)
Total from investment operations	0.19	(0.08)	(1.15)	(0.22)
Less distributions from:
Net investment income	(0.25)	(0.18)	(0.10)	(0.02)
Return of capital	—	—	(0.02)	(0.05)
Total distributions	(0.25)	(0.18)	(0.12)	(0.07)
Net asset value, end of year/period	$8.12	$8.18	$8.44	$9.71
Total return (2)	2.42%	(0.90)%	(11.91)%	(2.28	)% (6)
Net assets, at end of year/period (000s)	$608	$412	$197	$384
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.95%	1.06%	1.01%	0.94	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.83%	0.83%	0.83%	0.83	% (7)
Ratio of net investment income to average net assets (4)(5)	3.47%	2.19%	0.78%	0.51	% (7)
Portfolio Turnover Rate	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year/period	$8.11	$8.37	$9.63	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.22	0.11	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.09)	(0.25)	(1.20)	(0.28)
Total from investment operations	0.13	(0.14)	(1.19)	(0.30)
Less distributions from:
Net investment income	(0.21)	(0.12)	(0.06)	(0.02)
Return of capital	—	—	(0.01)	(0.05)
Total distributions	(0.21)	(0.12)	(0.07)	(0.07)
Net asset value, end of year/period	$8.03	$8.11	$8.37	$9.63
Total return (2)	1.53%	(1.67)%	(12.37)%	(3.02	)% (6)
Net assets, at end of year/period (000s)	$492	$221	$224	$163
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.70%	1.81%	1.76%	1.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.58%	1.58%	1.58%	1.58	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	2.74%	1.35%	0.09%	(0.20	)% (7)
Portfolio Turnover Rate	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year/period	$8.15	$8.41	$9.66	$10.00
Activity from investment operations:
Net investment income (1)	0.30	0.20	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.10)	(0.26)	(1.19)	(0.29)
Total from investment operations	0.20	(0.06)	(1.10)	(0.22)
Less distributions from:
Net investment income	(0.27)	(0.20)	(0.13)	(0.07)
Return of capital	—	—	(0.02)	(0.05)
Total distributions	(0.27)	(0.20)	(0.15)	(0.12)
Net asset value, end of year/period	$8.08	$8.15	$8.41	$9.66
Total return (2)	2.54%	(0.67)%	(11.51)%	(2.24	)% (6)
Net assets, at end of year/period (000s)	$100,738	$39,300	$13,877	$64,377
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.70%	0.81%	0.76%	0.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.58%	0.58%	0.58%	0.58	% (7)
Ratio of net investment income to average net assets (4)(5)	3.77%	2.45%	1.00%	0.80	% (7)
Portfolio Turnover Rate	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.65	$13.43	$15.86	$10.88	$10.37
Activity from investment operations:
Net investment income (1)	0.06	0.11	0.05	0.04	0.11
Net realized and unrealized gain (loss) on investments	3.07	1.31	(2.01)	5.08	0.57
Total from investment operations	3.13	1.42	(1.96)	5.12	0.68
Less distributions from:
Net investment income	(0.06)	(0.10)	(0.18)	(0.14)	(0.10)
Net realized gains	—	(0.09)	(0.29)	—	—
Return of capital	—	(0.01)	—	—	(0.07)
Total distributions	(0.06)	(0.20)	(0.47)	(0.14)	(0.17)
Net asset value, end of year	$17.72	$14.65	$13.43	$15.86	$10.88
Total return (2)	21.40%	10.66%	(12.90)%	47.21%	6.60%
Net assets, at end of year (000s)	$87,873	$91,912	$74,940	$70,566	$18,576
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.16%	1.23%	1.14%	1.19%	1.50%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	0.40%	0.75%	0.34%	0.27%	1.01%
Portfolio Turnover Rate	38%	50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.66	$13.43	$15.85	$10.87	$10.36
Activity from investment operations:
Net investment income (1)	0.05	0.10	0.05	0.03	0.10
Net realized and unrealized gain (loss) on investments	3.07	1.32	(2.01)	5.08	0.57
Total from investment operations	3.12	1.42	(1.96)	5.11	0.67
Less distributions from:
Net investment income	(0.05)	(0.06)	(0.17)	(0.13)	(0.09)
Net realized gains	—	(0.09)	(0.29)	—	—
Return of capital	—	(0.04)	—	—	(0.07)
Total distributions	(0.05)	(0.19)	(0.46)	(0.13)	(0.16)
Net asset value, end of year	$17.73	$14.66	$13.43	$15.85	$10.87
Total return (2)	21.35%	10.68%	(12.88)%	47.22%	6.55%
Net assets, at end of year (000s)	$50,563	$36,722	$29,243	$17,865	$3,184
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.21%	1.28%	1.19%	1.24%	1.55%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets (4)(5)	0.34%	0.69%	0.31%	0.22%	0.89%
Portfolio Turnover Rate	38%	50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class C
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.54		$13.34	$15.77	$10.86	$10.35
Activity from investment operations:
Net investment income (loss) (1)	(0.06	) (6)	(0.01)	(0.07)	(0.08)	0.03
Net realized and unrealized gain (loss) on investments	3.04		1.31	(2.00)	5.06	0.56
Total from investment operations	2.98		1.30	(2.07)	4.98	0.59
Less distributions from:
Net investment income	—		—	(0.07)	(0.07)	(0.05)
Net realized gains	—		(0.09)	(0.29)	—	—
Return of capital	—		(0.01)	—	—	(0.03)
Total distributions	—		(0.10)	(0.36)	(0.07)	(0.08)
Net asset value, end of year	$17.52		$14.54	$13.34	$15.77	$10.86
Total return (2)	20.50%		9.78%	(13.57)%	45.93%	5.78%
Net assets, at end of year (000s)	$19,564		$14,889	$9,975	$4,508	$824
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.96%		2.03%	1.94%	1.99%	2.30%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.95%		1.95%	1.95%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.40)%		(0.05)%	(0.42)%	(0.53)%	0.25%
Portfolio Turnover Rate	38%		50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

See accompanying notes to financial statements.

Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.66	$13.44	$15.87	$10.88	$10.37
Activity from investment operations:
Net investment income (1)	0.09	0.13	0.09	0.07	0.12
Net realized and unrealized gain (loss) on investments	3.08	1.32	(2.02)	5.07	0.57
Total from investment operations	3.17	1.45	(1.93)	5.14	0.69
Less distributions from:
Net investment income	(0.09)	(0.11)	(0.21)	(0.15)	(0.10)
Net realized gains	—	(0.09)	(0.29)	—	—
Return of capital	—	(0.03)	—	—	(0.08)
Total distributions	(0.09)	(0.23)	(0.50)	(0.15)	(0.18)
Net asset value, end of year	$17.74	$14.66	$13.44	$15.87	$10.88
Total return (2)	21.70%	10.87%	(12.72)%	47.49%	6.79%
Net assets, at end of year (000s)	$705,913	$430,286	$305,801	$237,256	$45,034
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.96%	1.03%	0.94%	0.99%	1.30%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(5)	0.61%	0.96%	0.55%	0.48%	1.16%
Portfolio Turnover Rate	38%	50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$12.00	$10.92	$19.08	$10.00
Activity from investment operations:
Net investment loss (1)	(0.17)	(0.13)	(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	0.13	1.20	(7.69)	9.33
Total from investment operations	(0.04)	1.07	(7.94)	9.08
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—	0.01	0.01	0.02
Net asset value, end of period/year	$11.96	$12.00	$10.92	$19.08
Total return (2)	(0.33)%	9.89%	(42.00)%	91.00%
Net assets, at end of period/year (000s)	$19,201	$22,186	$12,479	$15,730
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.69%	1.70%	1.63%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.63%	1.63%	1.63%	1.63%
Ratio of net investment loss to average net assets (4)(5)	(1.36)%	(1.23)%	(1.54)%	(1.50)%
Portfolio Turnover Rate	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$12.00	$10.93	$19.08	$10.00
Activity from investment operations:
Net investment loss (1)	(0.17)	(0.14)	(0.25)	(0.26)
Net realized and unrealized gain (loss) on investments	0.13	1.20	(7.68)	9.34
Total from investment operations	(0.04)	1.06	(7.93)	9.08
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—	0.01	0.01	0.02
Net asset value, end of period/year	$11.96	$12.00	$10.93	$19.08
Total return (2)	(0.33)%	9.79%	(41.95)%	91.00%
Net assets, at end of period/year (000s)	$8,421	$8,257	$7,377	$7,662
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.74%	1.75%	1.68%	1.78%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.68%	1.68%	1.68%	1.68%
Ratio of net investment loss to average net assets (4)(5)	(1.41)%	(1.28)%	(1.58)%	(1.55)%
Portfolio Turnover Rate	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$11.74	$10.77	$18.96	$10.00
Activity from investment operations:
Net investment loss (1)	(0.25)	(0.21)	(0.37)	(0.38)
Net realized and unrealized gain (loss) on investments	0.12	1.17	(7.60)	9.35
Total from investment operations	(0.13)	0.96	(7.97)	8.97
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—	0.01	0.01	0.01
Net asset value, end of period/year	$11.61	$11.74	$10.77	$18.96
Total return (2)	(1.11)%	9.01%	(42.43)%	89.80%
Net assets, at end of period/year (000s)	$2,550	$2,635	$2,422	$2,065
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.49%	2.50%	2.43%	2.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	2.43%	2.43%	2.43%	2.43%
Ratio of net investment loss to average net assets (4)(5)	(2.16)%	(2.03)%	(2.33)%	(2.30)%
Portfolio Turnover Rate	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$12.08	$10.97	$19.12	$10.00
Activity from investment operations:
Net investment loss (1)	(0.14)	(0.11)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	0.13	1.21	(7.71)	9.34
Total from investment operations	(0.01)	1.10	(7.93)	9.12
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—	0.01	0.01	0.02
Net asset value, end of period/year	$12.07	$12.08	$10.97	$19.12
Total return (2)	(0.08)%	10.12%	(41.86)%	91.40%
Net assets, at end of period/year (000s)	$85,315	$82,735	$72,567	$96,821
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.49%	1.50%	1.43%	1.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.43%	1.43%	1.43%	1.43%
Ratio of net investment loss to average net assets (4)(5)	(1.16)%	(1.02)%	(1.33)%	(1.30)%
Portfolio Turnover Rate	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class N
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$48.25		$44.10		$69.91	$47.16	$41.75
Activity from investment operations:
Net investment loss (1)	(0.38)		(0.27)		(0.53)	(0.51)	(0.25)
Net realized and unrealized gain (loss) on investments	0.28		6.70		(21.01)	23.77	6.98
Total from investment operations	(0.10)		6.43		(21.54)	23.26	6.73
Less distributions from:
Net realized gains	—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	—		(2.28)		(4.27)	(0.51)	(1.32)
Net asset value, end of year	$48.15		$48.25		$44.10	$69.91	$47.16
Total return (2)	(0.21	)% (5)	15.29	% (5)	(32.65)%	49.43%	16.66%
Net assets, at end of year (000s)	$427,768		$526,825		$529,869	$827,811	$549,944
Ratio of net expenses to average net assets (3)	1.36%		1.38%		1.31%	1.31%	1.38%
Ratio of net investment loss to average net assets (3)(4)	(0.79)%		(0.59)%		(0.86)%	(0.85)%	(0.63)%
Portfolio Turnover Rate	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class A
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$47.94		$43.83		$69.53	$46.92	$41.57
Activity from investment operations:
Net investment loss (1)	(0.41)		(0.29)		(0.55)	(0.54)	(0.27)
Net realized and unrealized gain (loss) on investments	0.27		6.68		(20.88)	23.66	6.94
Total from investment operations	(0.14)		6.39		(21.43)	23.12	6.67
Less distributions from:
Net realized gains	—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	—		(2.28)		(4.27)	(0.51)	(1.32)
Net asset value, end of year	$47.80		$47.94		$43.83	$69.53	$46.92
Total return (2)	(0.29	)% (5)	15.30	% (5)	(32.67)%	49.39%	16.58%
Net assets, at end of year (000s)	$320,983		$351,924		$302,171	$458,726	$301,013
Ratio of net expenses to average net assets (3)	1.41%		1.43%		1.36%	1.36%	1.43%
Ratio of net investment loss to average net assets (3)(4)	(0.85)%		(0.65)%		(0.91)%	(0.91)%	(0.69)%
Portfolio Turnover Rate	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class C
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$42.13		$39.09		$62.97	$42.86	$38.37
Activity from investment operations:
Net investment loss (1)	(0.67)		(0.55)		(0.91)	(0.89)	(0.53)
Net realized and unrealized gain (loss) on investments	0.25		5.87		(18.70)	21.51	6.34
Total from investment operations	(0.42)		5.32		(19.61)	20.62	5.81
Less distributions from:
Net realized gains	—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	—		(2.28)		(4.27)	(0.51)	(1.32)
Net asset value, end of year	$41.71		$42.13		$39.09	$62.97	$42.86
Total return (2)	(1.00	)% (5)	14.38	% (5)	(33.21)%	48.23%	15.71%
Net assets, at end of year (000s)	$166,155		$218,201		$235,967	$404,272	$289,242
Ratio of net expenses to average net assets (3)	2.16%		2.18%		2.11%	2.11%	2.18%
Ratio of net investment loss to average net assets (3)(4)	(1.59)%		(1.40)%		(1.67)%	(1.65)%	(1.43)%
Portfolio Turnover Rate	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$49.82		$45.36		$71.65	$48.22	$42.59
Activity from investment operations:
Net investment loss (1)	(0.30)		(0.19)		(0.41)	(0.40)	(0.18)
Net realized and unrealized gain (loss) on investments	0.28		6.93		(21.61)	24.34	7.13
Total from investment operations	(0.02)		6.74		(22.02)	23.94	6.95
Less distributions from:
Net realized gains	—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	—		(2.28)		(4.27)	(0.51)	(1.32)
Net asset value, end of year	$49.80		$49.82		$45.36	$71.65	$48.22
Total return (2)	(0.04	)% (5)	15.56	% (5)	(32.52)%	49.76%	16.85%
Net assets, at end of year (000s)	$2,434,432		$2,663,688		$2,408,991	$3,522,353	$1,997,163
Ratio of net expenses to average net assets (3)	1.16%		1.18%		1.11%	1.11%	1.18%
Ratio of net investment loss to average net assets (3)(4)	(0.60)%		(0.40)%		(0.66)%	(0.65)%	(0.43)%
Portfolio Turnover Rate	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class N
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
Net asset value, beginning of year	$36.63		$26.52		$46.19		$43.33	$35.51
Activity from investment operations:
Net investment loss (1)	(0.42)		(0.37)		(0.57)		(0.72)	(0.52)
Net realized and unrealized gain (loss) on investments	(2.91)		10.48		(14.74)		5.52	9.19
Total from investment operations	(3.33)		10.11		(15.31)		4.80	8.67
Less distributions from:
Net investment income	—		—		(0.63)		—	—
Net realized gains	—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		(4.36)		(1.94)	(0.87)
Paid-in-capital from redemption fees (1)	—		—		—		0.00 (5)	0.02
Net asset value, end of year	$33.30		$36.63		$26.52		$46.19	$43.33
Total return (2)	(9.09	)% (6)	38.12	% (6)	(35.99	)% (6)	10.34%	24.68%
Net assets, at end of year (000s)	$93,027		$133,006		$115,954		$227,441	$231,460
Ratio of net expenses to average net assets (3)	1.52%		1.50%		1.50%		1.48%	1.50%
Ratio of net investment loss to average net assets (3)(4)	(1.24)%		(1.14)%		(1.49)%		(1.47)%	(1.44)%
Portfolio Turnover Rate	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class A
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
Net asset value, beginning of year	$36.37		$26.34		$45.91		$43.10	$35.33
Activity from investment operations:
Net investment loss (1)	(0.44)		(0.38)		(0.58)		(0.74)	(0.53)
Net realized and unrealized gain (loss) on investments	(2.89)		10.41		(14.64)		5.49	9.15
Total from investment operations	(3.33)		10.03		(15.22)		4.75	8.62
Less distributions from:
Net investment income	—		—		(0.62)		—	—
Net realized gains	—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		(4.35)		(1.94)	(0.87)
Paid-in-capital from redemption fees (1)	—		—		—		0.00 (5)	0.02
Net asset value, end of year	$33.04		$36.37		$26.34		$45.91	$43.10
Total return (2)	(9.16	)% (6)	38.08	% (6)	(36.02	)% (6)	10.28%	24.67%
Net assets, at end of year (000s)	$122,423		$151,885		$114,642		$191,709	$175,151
Ratio of net expenses to average net assets (3)	1.57%		1.55%		1.55%		1.53%	1.55%
Ratio of net investment loss to average net assets (3)(4)	(1.29)%		(1.19)%		(1.54)%		(1.52)%	(1.49)%
Portfolio Turnover Rate	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class C
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
Net asset value, beginning of year	$33.39		$24.37		$42.78		$40.56	$33.54
Activity from investment operations:
Net investment loss (1)	(0.63)		(0.57)		(0.80)		(1.04)	(0.76)
Net realized and unrealized gain (loss) on investments	(2.65)		9.59		(13.60)		5.20	8.63
Total from investment operations	(3.28)		9.02		(14.40)		4.16	7.87
Less distributions from:
Net investment income	—		—		(0.28)		—	—
Net realized gains	—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		(4.01)		(1.94)	(0.87)
Paid-in-capital from redemption fees (1)	—		—		—		0.00 (5)	0.02
Net asset value, end of year	$30.11		$33.39		$24.37		$42.78	$40.56
Total return (2)	(9.82	)% (6)	37.01	% (6)	(36.51	)% (6)	9.45%	23.73%
Net assets, at end of year (000s)	$55,661		$76,849		$66,540		$120,351	$104,202
Ratio of net expenses to average net assets (3	2.32%		2.30%		2.30%		2.28%	2.30%
Ratio of net investment loss to average net assets (3)(4)	(2.04)%		(1.94)%		(2.29)%		(2.27)%	(2.23)%
Portfolio Turnover Rate	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class I
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
Net asset value, beginning of year	$37.45		$27.05		$47.04		$44.02	$35.98
Activity from investment operations:
Net investment loss (1)	(0.37)		(0.31)		(0.49)		(0.64)	(0.46)
Net realized and unrealized gain (loss) on investments	(2.99)		10.71		(15.03)		5.60	9.35
Total from investment operations	(3.36)		10.40		(15.52)		4.96	8.89
Less distributions from:
Net investment income	—		—		(0.74)		—	—
Net realized gains	—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		(4.47)		(1.94)	(0.87)
Paid-in-capital from redemption fees (1)	—		—		—		0.00 (5)	0.02
Net asset value, end of year	$34.09		$37.45		$27.05		$47.04	$44.02
Total return (2)	(8.97	)% (6)	38.45	% (6)	(35.85	)% (6)	10.54%	24.97%
Net assets, at end of year (000s)	$1,168,805		$1,441,422		$1,024,430		$1,573,091	$1,120,862
Ratio of net expenses to average net assets (3)	1.32%		1.30%		1.30%		1.28%	1.30%
Ratio of net investment loss to average net assets (3)(4)	(1.04)%		(0.94)%		(1.29)%		(1.28)%	(1.24)%
Portfolio Turnover Rate	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class N
	Year Ended		Year Ended
	June 30, 2024		June 30, 2023 *
Net asset value, beginning of period/year	$11.44		$10.00
Activity from investment operations:
Net investment loss (1)	(0.00	) (6)(7)	(0.01)
Net realized and unrealized gain on investments	2.57		1.45
Total from investment operations	2.57		1.44
Less distributions from:
Return of capital	—		(0.00	) (6)
Total distributions	—		(0.00	) (6)
Net asset value, end of period/year	$14.01		$11.44
Total return (2)	22.47%		14.43%
Net assets, at end of period/year (000s)	$13,097		$330
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.38%		2.84	% (8)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.14%		1.15	% (8)
Ratio of net investment loss to average net assets (4)(5)	(0.02)%		(0.15)%
Portfolio Turnover Rate	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class A
	Year Ended		Year Ended
	June 30, 2024		June 30, 2023 *
Net asset value, beginning of period/year	$11.42		$10.00
Activity from investment operations:
Net investment loss (1)	(0.00	) (6)(7)	(0.00	) (6)
Net realized and unrealized gain on investments	2.57		1.43
Total from investment operations	2.57		1.43
Less distributions from:
Return of capital	—		(0.01)
Total distributions	—		(0.01)
Net asset value, end of period/year	$13.99		$11.42
Total return (2)	22.50	% (8)	14.26%
Net assets, at end of period/year (000s)	$1,836		$190
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.43%		2.89	% (9)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.19%		1.20	% (9)
Ratio of net investment loss to average net assets (4)(5)	(0.03)%		(0.25)%
Portfolio Turnover Rate	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class C
	Year Ended		Year Ended
	June 30, 2024		June 30, 2023 *
Net asset value, beginning of period/year	$11.36		$10.00
Activity from investment operations:
Net investment loss (1)	(0.09	) (6)	(0.09)
Net realized and unrealized gain on investments	2.52		1.45
Total from investment operations	2.43		1.36
Net asset value, end of period/year	$13.79		$11.36
Total return (2)	21.39%		13.60%
Net assets, at end of period/year (000s)	$292		$27
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.18%		3.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.94%		1.95	% (7)
Ratio of net investment loss to average net assets (4)(5)	(0.68)%		(0.93)%
Portfolio Turnover Rate	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class I
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023 *
Net asset value, beginning of period/year	$11.44	$10.00
Activity from investment operations:
Net investment income (1)	0.03	0.01
Net realized and unrealized gain on investments	2.57	1.44
Total from investment operations	2.60	1.45
Less distributions from:
Net investment income	—	(0.00	) (6)
Return of capital	—	(0.01)
Total distributions	—	(0.01)
Net asset value, end of period/year	$14.04	$11.44
Total return (2)	22.73%	14.55%
Net assets, at end of period/year (000s)	$90,959	$12,808
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.18%	2.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.94%	0.95	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	0.24%	0.08%
Portfolio Turnover Rate	101%	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class N
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.68	$9.72		$10.49	$10.62	$10.38
Activity from investment operations:
Net investment income (1)	0.28	0.16		0.04	0.06	0.15
Net realized and unrealized gain (loss) on investments	0.22	(0.04)		(0.69)	(0.01)	0.30
Total from investment operations	0.50	0.12		(0.65)	0.05	0.45
Less distributions from:
Net investment income	(0.29)	(0.16)		(0.07)	(0.07)	(0.19)
Net realized gains	—	—		—	(0.07)	—
Return of capital	—	(0.00	) (6)	(0.05)	(0.04)	(0.02)
Total distributions	(0.29)	(0.16)		(0.12)	(0.18)	(0.21)
Net asset value, end of year	$9.89	$9.68		$9.72	$10.49	$10.62
Total return (2)	5.18%	1.29%		(6.26)%	0.48%	4.37%
Net assets, at end of year (000s)	$17,949	$17,698		$5,622	$6,906	$37,973
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.89%	0.91%		0.84%	0.86%	1.11%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.75%	0.75%		0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (4)(5)	2.87%	1.66%		0.42%	0.54%	1.44%
Portfolio Turnover Rate	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class A
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.70	$9.75		$10.51	$10.65	$10.41
Activity from investment operations:
Net investment income (1)	0.27	0.14		0.04	0.03	0.17
Net realized and unrealized gain (loss) on investments	0.22	(0.03)		(0.69)	0.01 (6)	0.27
Total from investment operations	0.49	0.11		(0.65)	0.04	0.44
Less distributions from:
Net investment income	(0.28)	(0.16)		(0.06)	(0.07)	(0.18)
Net realized gains	—	—		—	(0.07)	—
Return of capital	—	(0.00	) (7)	(0.05)	(0.04)	(0.02)
Total distributions	(0.28)	(0.16)		(0.11)	(0.18)	(0.20)
Paid-in-capital from redemption fees (1)	—	—		—	—	—
Net asset value, end of year	$9.91	$9.70		$9.75	$10.51	$10.65
Total return (2)	5.09%	1.14%		(6.20)%	0.45%	4.30%
Net assets, at end of year (000s)	$4,612	$19,390		$22,210	$29,596	$12,873
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.94%	0.96%		0.89%	0.91%	1.16%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.80%	0.80%		0.80%	0.80%	0.80%
Ratio of net investment income to average net assets (4)(5)	2.70%	1.47%		0.37%	0.27%	1.63%
Portfolio Turnover Rate	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class C
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.64	$9.68		$10.44	$10.60	$10.37
Activity from investment operations:
Net investment income (loss) (1)	0.20	0.07		(0.04)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.21	(0.02)		(0.68)	0.01 (6)	0.37
Total from investment operations	0.41	0.05		(0.72)	(0.04)	0.36
Less distributions from:
Net investment income	(0.21)	(0.09)		(0.02)	(0.01)	(0.10)
Net realized gains	—	—		—	(0.07)	—
Return of capital	—	(0.00	) (7)	(0.02)	(0.04)	(0.03)
Total distributions	(0.21)	(0.09)		(0.04)	(0.12)	(0.13)
Net asset value, end of year	$9.84	$9.64		$9.68	$10.44	$10.60
Total return (2)	4.26%	0.49%		(6.94)%	(0.38)%	3.50%
Net assets, at end of year (000s)	$1,564	$1,618		$1,678	$1,545	$401
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.69%	1.71%		1.64%	1.66%	1.91%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.55%	1.55%		1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets (4)(5)	2.05%	0.74%		(0.37)%	(0.50)%	(0.08)%
Portfolio Turnover Rate	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class I
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.93	$9.97		$10.75	$10.89	$10.64
Activity from investment operations:
Net investment income (1)	0.31	0.16		0.07	0.05	0.17
Net realized and unrealized gain (loss) on investments	0.22	(0.02)		(0.71)	0.01 (6)	0.31
Total from investment operations	0.53	0.14		(0.64)	0.06	0.48
Less distributions from:
Net investment income	(0.31)	(0.18)		(0.08)	(0.09)	(0.21)
Net realized gains	—	—		—	(0.07)	—
Return of capital	—	(0.00	) (7)	(0.06)	(0.04)	(0.02)
Total distributions	(0.31)	(0.18)		(0.14)	(0.20)	(0.23)
Paid-in-capital from redemption fees (1)	—	—		—	—	—
Net asset value, end of year	$10.15	$9.93		$9.97	$10.75	$10.89
Total return (2)	5.35%	1.46%		(6.02)%	0.65%	4.58%
Net assets, at end of year (000s)	$121,701	$88,666		$152,546	$144,089	$28,847
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.69%	0.71%		0.64%	0.66%	0.91%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets (4)(5)	3.10%	1.68%		0.64%	0.49%	1.58%
Portfolio Turnover Rate	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following series: Eventide Balanced Fund (formerly Eventide Multi-Asset Income Fund), Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and the Eventide Limited-Term Bond Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund and Eventide Large Cap Focus Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund and Eventide Large Cap Focus Fund are non-diversified series of the Trust. The Funds’ investment advisor is Eventide Asset Management, LLC (the “Advisor”).

Eventide Balanced Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Large Cap Focus Fund commenced operations on June 30, 2022. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify (the “Conversion”) all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. The Fund changed its fiscal year end from October 31 to June 30. The Fund’s investment objective is income.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any -closed-end investment company purchased by the Funds will not-change. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of June 30, 2024 for the Funds’ assets measured at fair value:

Eventide Balanced Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$201,369,881	$—	$—	$201,369,881
Asset Backed Securities (a)	—	6,058,130	—	6,058,130
Collateralized Mortgage Obligations (a)	—	1,823,998	—	1,823,998
Convertible Bonds (a)	—	1,277,156	—	1,277,156
Corporate Bonds (a)	—	78,264,016	—	78,264,016
Municipal Bonds (a)	—	16,180,027	—	16,180,027
U.S. Government & Agencies (a)	—	67,903,979	—	67,903,979
Short-Term Investments	111,291	—	—	111,291
Total	$201,481,172	$171,507,306	$—	$372,988,478

Eventide Core Bond Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$4,084,302	$—	$4,084,302
Corporate Bonds (a)	—	62,117,315	—	62,117,315
Municipal Bonds (a)	—	13,173,734	—	13,173,734
U.S. Government & Agencies (a)	—	54,164,501	—	54,164,501
Total	$—	$133,539,852	$—	$133,539,852

Eventide Dividend Opportunities Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$846,156,449	$—	$—	$846,156,449
Corporate Bonds (a)	—	3,214,663	—	3,214,663
Short-Term Investments	111,652	—	—	111,652
Total	$846,268,101	$3,214,663	$—	$849,482,764

Eventide Exponential Technologies Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$109,349,262	$—	$—	$109,349,262
Corporate Bonds (a)	—	741,845	—	741,845
Warrant (a)	—	—	—	—
Short-Term Investments	12,517	—	—	12,517
Equity Options Purchased	4,000	—	—	4,000
Total	$109,365,779	$741,845	$—	$110,107,624

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Eventide Gilead Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$3,247,815,258	$—	$—	$3,247,815,258
Contingent Value Rights (a)	—	—	3,365,186	3,365,186
Private Investments (a)	7,814,877	—	32,891,954	40,706,831
Corporate Bonds (a)	—	42,177,975	—	42,177,975
Warrant (a)	—	—	5,133,496	5,133,496
Short-Term Investments	5,197,620	—	—	5,197,620
Total	$3,260,827,755	$42,177,975	$41,390,636	$3,344,396,366

Eventide Healthcare & Life Sciences Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,280,320,328	$—	$—	$1,280,320,328
Contingent Value Rights (a)	—	—	1,291,743	1,291,743
Private Investments (a)	43,686,657	—	60,005,195	103,691,852
Convertible Bonds (a)	—	—	394,520	394,520
Warrant (a)	—	—	3,125,031	3,125,031
Short-Term Investments	3,394,275	—	—	3,394,275
Total	$1,327,401,260	$—	$64,816,489	$1,392,217,749

Eventide Large Cap Focus Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$102,792,851	$—	$—	$102,792,851
Warrant (a)	—	—	—	—
Total	$102,792,851	$—	$—	$102,792,851

Eventide Limited-Term Bond Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$6,922,965	$—	$6,922,965
Corporate Bonds (a)	—	91,776,678	—	91,776,678
Municipal Bonds (a)	—	11,559,323	—	11,559,323
U.S. Government & Agencies (a)	—	31,628,994	—	31,628,994
Total	$—	$141,887,960	$—	$141,887,960

(a)	For a detailed break-out of investments by security classification, please refer to the Schedule of Investments.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Balanced Fund
	Corporate Bonds	Total
Beginning balance 6/30/2023	$3,800,000	$3,800,000
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(60,504)	(60,504)
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3*	(3,739,496)	(3,739,496)
Ending balance 6/30/2024	$—	$—

Eventide Dividend Opportunities Fund
	Corporate Bonds	Total
Beginning balance 6/30/2023	$2,000,000	$2,000,000
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(35,337)	(35,337)
Cost of purchases	3,250,000	3,250,000
Proceeds from sales	(2,000,000)	(2,000,000)
Corporate action	—	—
Net transfers in/out of level 3*	(3,214,663)	(3,214,663)
Ending balance 6/30/2024	$—	$—

Eventide Exponential Technologies Fund
	Corporate Bonds	Warrant	Total
Beginning balance 6/30/2023	$—	$—	$—
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(8,155)	—	(8,155)
Cost of purchases	750,000	—	750,000
Proceeds from sales	—	—	—
Net transfers in/out of level 3*	(741,845)	—	(741,845)
Ending balance 6/30/2024	$—	$—	$—

Eventide Gilead Fund
	Contingent	Private
	Value Rights	Investments	Corporate Bonds	Warrant	Total
Beginning balance 6/30/2023	$3,197,106	$18,653,578	$27,000,000	$1,274,958	$50,125,642
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	168,080	8,238,374	(690,567)	3,858,538	11,574,425
Cost of purchases	—	6,000,002	9,000,000	—	15,000,002
Proceeds from sales	—	—	(7,000,000)	—	(7,000,000)
Net transfers in/out of level 3*	—	—	(28,309,433)	—	(28,309,433)
Ending balance 6/30/2024	$3,365,186	$32,891,954	$—	$5,133,496	$41,390,636

Eventide Healthcare & Life Sciences Fund
	Contingent	Private	Convertible
	Value Rights	Investments	Bonds	Warrants	Total
Beginning balance 6/30/2023	$1,227,225	$93,230,465	$2,818,000	$708,377	$97,984,067
Total realized gain (loss)	—	(16)	—	—	(16)
Change in unrealized appreciation (depreciation)	64,518	824,706	(3,423,480)	2,416,654	(117,602)
Cost of purchases	—	20,340,980	1,000,000	—	21,340,980
Proceeds from sales	—	(54,390,940)	—	—	(54,390,940)
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 6/30/2024	$1,291,743	$60,005,195	$394,520	$3,125,031	$64,816,489

*	Transferred from Level 3 to Level 2 because observable market data became available for the investments.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investments were as follows:

Impact to
		Valuation	Unobservable		Valuation from an
Fund	Description	Technique(s)	Input	Input	increase in InputA
Eventide Healthcare & Life Sciences Fund	Arch Oncology, Inc. Series C1	Residual Value	Net assets	$540K	Increase
Eventide Healthcare & Life Sciences Fund	Avalyn Pharma Inc. Series C1	Market Approach	Recent transaction price	$0.73	Increase
Eventide Healthcare & Life Sciences Fund, Eventide Gilead Fund	Beta Bionics, Inc. Series B, Beta Bionics, Inc. Series B2, Beta Bionics, Inc. Series C, Beta Bionics, Inc. Series C Warrant, Beta Bionics, Inc. Series D, Beta Bionics, Inc. Series D Warrant	Probability-Weighted Expected Return Method	Revenue, Revenue multiple, Recovery multiple, Strategic sale, IPO, Downside, Dissolution	$75.1M, 7.00-8.00x, 0.50x, 30% probability weight, 45% probability weight, 15% probability weight, 10% probability weight	Increase, Increase, Increase, Increase, Increase, Decrease, Decrease
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series B-1	Cash Value	Cash	$14.2M	Increase
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series C Warrant	Cash Value	Cash	$14.2M	Increase
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series C PIK	Cash Value	Cash	$14.2M	Increase
Eventide Healthcare & Life Sciences Fund	Casma Therapeutics, Inc. Series B1, Casma Therapeutics, Inc. Series B2, Casma Therapeutics, Inc. Series C1, Casma Therapeutics, Inc. Series C2, Casma Therapeutics, Inc. Series C2 Extenstion	Discount	Discount, Recent transaction price	54.5%, $0.46	Decrease, Increase
Eventide Healthcare & Life Sciences Fund	Flare Therapeutics, Inc. Series A, Flare Therapeutics, Inc. Series A2, Flare Therapeutics, Inc. Series B	Market Approach	Recent transaction price	$1.20	Increase
Eventide Healthcare & Life Sciences Fund	Freenome Holdings, Inc. Series D, Freenome Holdings, Inc. Series F	Cash Value	Cash	$482M	Increase
Eventide Healthcare & Life Sciences Fund	Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Goldfinch Biopharma, Inc. Series B2	Residual Value	Net assets	$0	Increase
Eventide Healthcare & Life Sciences Fund	Kojin Therapeutics, Inc. Series A-1, Kojin Therapeutics, Inc. Series A-2	Residual Value	Net assets	$19M	Increase
Eventide Healthcare & Life Sciences Fund	Peloton Therapeutics, Inc. - CRV	Present Value	Discount rate, Probability of success, Milestone payments,	10%, 2.5%-75%, $50M-$1.1B	Decrease, Increase, Increase, Decrease
Eventide Healthcare & Life Sciences Fund	Evida BioSciences, Inc.	Market Approach	Recent transaction price	$0.69	Increase
Eventide Healthcare & Life Sciences Fund	Shoreline Biosciences Series B	Option Pricing Model/Back solve	Risk free rate, Time to expiration, Volatility, Market Equity Adjustment	1.01% -4.30%, 4.19 years, 75.64% - 77.54%, -15.91%	Decrease, Increase, Increase, Increase

A	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The total change in unrealized appreciation or depreciation included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2024 was $0, $0, $0, $12,264,972 and $(3,551,01) for the Eventide Balanced Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b)       Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of June 30, 2024 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended June 30, 2024 was as follows:

Eventide Exponential Technologies Fund

		Location of Derivative on Statements of Assets	Fair Value of Asset
Derivative	Primary Risk Exposure	and Liabilities	Derivative
Call Options Purchased	Equity Risk	Unaffiliated investments at value	$4,000
Total			$4,000

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2024 was as follows:

Eventide Exponential Technologies Fund

			Realized and
Derivatives Not			Unrealized Gain
Accounted for as			(Loss) on Asset
Hedging Instruments		Location of Gain (Loss) on Derivatives	Derivatives
under GAAP	Primary Risk Exposure	Recognized in Statements of Operations	Recognized in Income
Options Purchased	Equity Risk	Net realized loss from unaffiliated investments	$13,411
Options Purchased	Equity Risk	Net change in unrealized appreciation on unaffiliated investments	(139,936)
Total			$(126,525)

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

c)       Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d)       Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year ended June 30, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2024, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021, to June 30, 2023, or expected to be taken in the Funds’ June 30, 2024, year-end tax return.

e)       Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all of its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, interest and dividend income. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually except for the Balanced Fund which is monthly. The Funds intend to make quarterly distributions if applicable.

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

j)       Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. The maximum deferred sales charge of 1.00% on Class A shares applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase. The maximum deferred sales charge of 1.00% on Class C shares applies to shares sold within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2024, there were the following redemption fees paid to the Funds and CDSC fees paid to the distributor:

		CDSC Fees
Fund	Redemption Fees	Class A	Class C
Eventide Balanced Fund	$—	$—	$200
Eventide Core Bond Fund	—	—	30
Eventide Dividend Opportunities Fund	—	—	4,167
Eventide Exponential Technologies Fund	—	—	29
Eventide Gilead Fund	—	1,415	2,066
Eventide Healthcare & Life Sciences Fund	—	—	471
Eventide Large Cap Focus Fund	—	—	8
Eventide Limited-Term Bond Fund	—	—	131

k)       Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Eventide Balanced Fund

Purchases	Sales
$173,752,372	$162,512,863

Eventide Core Bond Fund

Purchases	Sales
$97,392,549	$39,231,139

Eventide Dividend Opportunities Fund

Purchases	Sales
$426,298,730	$258,647,533

Eventide Exponential Technologies Fund

Purchases	Sales
$82,067,200	$83,931,002

Eventide Gilead Fund

Purchases	Sales
$1,282,739,032	$1,582,936,830

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Eventide Healthcare & Life Sciences Fund

Purchases	Sales
$1,138,494,960	$1,265,849,410

Eventide Large Cap Focus Fund

Purchases	Sales
$123,965,482	$43,633,846

Eventide Limited-Term Bond Fund

Purchases	Sales
$59,283,909	$45,464,348

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”). Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Balanced Fund’s portfolio. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Advisor are described in greater detail below. The Advisor pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the year ended June 30, 2024, advisory fees of $2,076,679, $357,352, $4,974,202, $1,314,480, $35,349,592, $17,506,668, $319,467 and $422,673 were incurred by the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively, before the waivers and reimbursements described below.

Each Fund is authorized to pay the Advisor an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2024. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor and upon the termination of the Advisory Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The following table lists the contractual advisory fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Balanced Fund	0.60%	Class N:	1.02%
		Class A:	1.07%
		Class C:	1.82%
		Class I:	0.82%

Eventide Core Bond Fund	0.34% *	Class N:	0.78%
		Class A:	0.83%
		Class C:	1.58%
		Class I:	0.58%

Eventide Dividend Opportunities Fund	0.73%	Class N:	1.15%
		Class A:	1.20%
		Class C:	1.95%
		Class I:	0.95%

Eventide Exponential Technologies Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Gilead Fund	1.00% of the first $2 billion;	Class N:	1.62%
	0.95% on the next $1 billion;	Class A:	1.67%
	0.90% on the next $1 billion;	Class C:	2.42%
	and 0.85% thereafter	Class I:	1.42%

Eventide Healthcare & Life Sciences Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Large Cap Focus Fund	0.73%	Class N:	1.14%
		Class A:	1.19%
		Class C:	1.94%
		Class I:	0.94%

Eventide Limited-Term Bond Fund	0.31% *	Class N:	0.75%
		Class A:	0.80%
		Class C:	1.55%
		Class I:	0.55%

*	Effective May 31, 2023, the contractual advisory fees of Eventide Core Bond Fund and Eventide Limited-Term Bond Fund were reduced from 0.36% to 0.34% and 0.33% to 0.31%, respectively.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

For the year ended June 30, 2024, the Manager waived no advisory fees from Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund and waived fees of $236,729, $131,361, $97,498, $68,862, $101,331 and $202,441 from the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Exponential Technologies Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively. As of June 30, 2024, the Advisor has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2025	2026	2027
Eventide Balanced Fund	$—	$276,044	$236,729
Eventide Core Bond Fund	201,020	164,775	131,361
Eventide Dividend Opportunities Fund	—	391,061	97,498
Eventide Exponential Technologies Fund	—	69,721	68,862
Eventide Large Cap Focus Fund	—	107,732	101,331
Eventide Limited-Term Bond Fund	165,476	243,710	202,441

The Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund do not have any expenses previously waived by the Advisor that are subject to recapture and did not waive any further expenses during the year ended June 30, 2024.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund provides the Funds with management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration fees/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and ..0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

There are no amounts due to MFund for chief compliance officer services as of June 30, 2024 and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund and the investment advisers to other series of the Trust and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant” ), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The Trust has adopted a Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and the Manager for distribution related expenses.

For the year ended June 30, 2024, the Distributor received $43,616, $1,911, $53,742, $11,798, $125,122, $50,717, $6,656 and $2,416 in underwriter commissions from the sale of Class A shares of the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of June 30, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	purposes	Appreciation	Depreciation	App/Dep
Eventide Balanced Fund	$330,964,579	$55,495,744	$(13,471,845)	$42,023,899
Eventide Core Bond Fund	139,317,627	368,275	(6,146,050)	(5,777,775)
Eventide Dividend Opportunities Fund	674,720,709	187,409,140	(12,647,085)	174,762,055
Eventide Exponential Technologies Fund	84,437,961	34,142,335	(8,472,672)	25,669,663
Eventide Gilead Fund	2,165,398,812	1,418,361,141	(239,363,587)	1,178,997,554
Eventide Healthcare & Life Sciences Fund	1,339,550,210	293,302,143	(240,634,604)	52,667,539
Eventide Large Cap Focus Fund	95,561,821	9,583,156	(2,352,126)	7,231,030
Eventide Limited-Term Bond Fund	144,701,807	273,054	(3,086,901)	(2,813,847)

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The tax character of fund distributions for the years ended June 30, 2024, and June 30, 2023, was as follows:

For the year ended June 30, 2024:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$5,888,612	$—	$—	$5,888,612
Eventide Core Bond Fund	3,769,367	—	—	3,769,367
Eventide Dividend Opportunities Fund	3,699,013	—	—	3,699,013
Eventide Limited-Term Bond Fund	4,104,125	—	—	4,104,125

For the year ended June 30, 2023:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$4,832,162	$3,689,551	$1,039,779	$9,561,492
Eventide Core Bond Fund	1,536,982	—	—	1,536,982
Eventide Dividend Opportunities Fund	3,346,718	3,513,286	1,113,976	7,973,980
Eventide Gilead Fund	—	172,246,986	—	172,246,986
Eventide Large Cap Focus Fund	4,107	—	5,791	9,898
Eventide Limited-Term Bond Fund	2,675,469	—	42,422	2,717,891

As of June 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Eventide Balanced Fund	$—	$—	$—	$(10,658,695)	$—	$42,023,899	$31,365,204
Eventide Core Bond Fund	134,336	—	(1,684,290)	(12,068,354)	—	(5,777,775)	(19,396,083)
Eventide Dividend Opportunities Fund	—	—	—	(29,963,628)	—	174,762,055	144,798,427
Eventide Exponential Technologies Fund	—	—	(4,059,785)	(54,162,724)	—	25,669,663	(32,552,846)
Eventide Gilead Fund	—	—	(26,704,302)	(37,418,371)	—	1,178,997,554	1,114,874,881
Eventide Healthcare & Life Sciences Fund	—	—	(6,684,024)	(27,962,098)	—	52,667,539	18,021,417
Eventide Large Cap Focus Fund	1,254,858	2,379,611	—	—	—	7,231,030	10,865,499
Eventide Limited-Term Bond Fund	42,977	—	(739,165)	(7,823,197)	—	(2,813,847)	(11,333,232)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for C-Corporation return of capital.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Exponential Technologies Fund	$765,745
Eventide Gilead Fund	13,609,786
Eventide Healthcare & Life Sciences Fund	6,684,024

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Eventide Core Bond Fund	$1,684,290
Eventide Exponential Technologies Fund	3,294,040
Eventide Gilead Fund	13,094,516
Eventide Limited-Term Bond Fund	739,165

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized prior year capital loss carry forwards, as follows:

	Non-Expiring
				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Eventide Balanced Fund	$6,503,285	$4,155,410	$10,658,695	$—
Eventide Core Bond Fund	4,065,397	8,002,957	12,068,354	—
Eventide Dividend Opportunities Fund	23,505,416	6,458,212	29,963,628	—
Eventide Exponential Technologies Fund	34,530,996	19,631,728	54,162,724	—
Eventide Gilead Fund	37,418,371	—	37,418,371	—
Eventide Healthcare & Life Sciences Fund	27,962,098	—	27,962,098	26,883,914
Eventide Large Cap Focus Fund	—	—	—	8,133
Eventide Limited-Term Bond Fund	1,876,557	5,946,640	7,823,197	—

During the fiscal year ended June 30, 2024, the Eventide Large Cap Focus Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024, as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Eventide Balanced Fund	$(132,077)	$132,077
Eventide Dividend Opportunities Fund	(5,622)	5,622
Eventide Exponential Technologies Fund	(1,216,276)	1,216,276
Eventide Gilead Fund	(25,143,436)	25,143,436
Eventide Healthcare & Life Sciences Fund	(17,141,800)	17,141,800
Eventide Large Cap Focus Fund	354,593	(354,593)

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at June 30, 2024 are noted in the Funds’ Schedule of Investments. Transactions during the year with companies which are affiliates are as follows:

Eventide Gilead Fund

							Net Increase/
		Share Balance				Dividends	Decrease in			Share Balance
	Market Value at	at June 30,			Corporate	Credited to	Appreciation	Realized Gains	Market Value at	at June 30,
Description	June 30, 2023	2023	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	June 30, 2024	2024
Beta Bionics, Inc. Series B	$10,046,265	139,527	$—	$—	$—	$—	$4,026,016	$—	$14,072,281	1,881,321
Beta Bionics, Inc. Series B2	3,613,527	48,872	—	—	—	—	1,450,730	—	5,064,257	665,474
Beta Bionics, Inc. Series C	4,993,786	71,900	—	—	—	—	2,140,199	—	7,133,985	964,052
Beta Bionics, Inc. Series D	—	—	6,000,002	—	—	—	621,429	—	6,621,431	714,286
Beta Bionics, Inc. Series C Warrants	1,274,958	17,975	—	—	—	—	508,538	—	1,783,496	241,013
Beta Bionics, Inc. Series D Warrants	—	—	—	—	—	—	3,350,000	—	3,350,000	500,000
Mirum Pharmaceuticals, Inc. PIPE	—	—	6,000,015	—	—	—	1,814,862	—	7,814,877	228,572
Xometry, Inc. [1]	62,908,624	2,970,190	55,046,876	(19,636,919)	—	—	(9,965,297)	(23,986,094)	64,367,190	5,568,096
Zentalis Pharmaceuticals, Inc. [1]	81,161,129	2,877,034	31,299,055	(6,341,347)	—	—	(59,927,412)	(31,531,601)	14,659,824	3,584,309
Total	$163,998,289	6,125,498	$98,345,948	$(25,978,266)	$—	$—	$(55,980,935)	$(55,517,695)	$124,867,341	14,347,123

1.	Not affiliated June 30, 2023.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Eventide Healthcare & Life Sciences Fund

							Net Increase/
		Share Balance				Dividends	Decrease in			Share Balance
	Market Value at	at June 30,			Corporate	Credited	Appreciation	Realized Gains	Market Value at	at June 30,
Description	June 30, 2023	2023	Purchases	Sales Proceeds	Actions	to Income	(Depreciation)	(Losses)	June 30, 2024	2024
Aura Biosciences, Inc.	$36,253,660	2,935,519	$25,888,469	$—	$—	$—	$(18,273,853)	$—	$43,868,276	5,802,682
Inozyme Pharma, Inc.	—	—	18,423,540	—	—	—	(867,999)	—	17,555,541	3,936,220
Beta Bionics, Inc. Series B [1]	5,023,096	69,763	—	—	—	—	2,013,050	(10)	7,036,136	940,660
Beta Bionics, Inc. Series B2 [1]	4,394,836	59,439	—	—	—	—	1,764,400	(6)	6,159,230	809,360
Beta Bionics, Inc. Series C [1]	2,496,893	35,950	—	—	—	—	1,070,099	—	3,566,992	482,026
Beta Bionics, Inc. Series D [1]	—	—	3,999,996	—	—	—	414,285	—	4,414,281	476,190
Beta Bionics, Inc. Series C Warrant [1]	637,443	8,987	—	—	—	—	254,257	—	891,700	120,500
Beta Bionics, Inc. Series D Warrants	—	—	—	—	—	—	2,233,331	—	2,233,331	333,333
Casma Therapeutics, Inc. Series B1	2,185,000	5,000,000	—	—	—	—	(1,138,500)	—	1,046,500	5,000,000
Casma Therapeutics,Inc. Series B2	2,185,000	5,000,000	—	—	—	—	(1,138,500)	—	1,046,500	5,000,000
Casma Therapeutics, Inc. Series C1	795,520	1,820,413	—	—	—	—	(414,507)	—	381,013	1,820,413
Casma Therapeutics, Inc. Series C2	532,709	1,219,013	350,000	—	—	—	(468,320)	—	414,389	1,979,882
Goldfinch Biopharma, Inc. Series A	—	5,000,000	—	—	—	—	—	—	—	5,000,000
Goldfinch Biopharma, Inc. Series B	—	8,474,576	—	—	—	—	—	—	—	8,474,576
Goldfinch Biopharma, Inc. Series B2	—	4,237,288	—	—	—	—	—	—	—	4,237,288
Korro Bio, Inc. [2]	—	—	—	(9,921,131)	29,999,999	—	(8,074,844)	497,664	12,501,688	369,108
Lexeo Therapeutics, Inc. [2]	—	—	4,999,996	—	14,999,999	—	657,055	—	20,657,050	1,287,846
Lexeo Therapeutics, Inc. [2]	—	—	23,108,959	—	—	—	10,275,109	—	33,384,068	2,081,301
Mirum Pharmaceuticals, Inc.PIPE	—	—	4,000,001	—	—	—	1,209,905	—	5,209,906	152,381
Evida BioSciences,Inc.	667,148	1,017,770	—	—	—	—	35,113	—	702,261	1,017,770
Zentalis Pharmaceuticals, Inc.	112,840,001	4,000,000	47,498,996	(7,422,726)	—	—	(84,104,182)	(48,572,335)	20,239,754	4,948,595
TOTAL	$168,011,306	38,878,718	$128,269,957	$(17,343,857)	$44,999,998	$—	$(94,554,101)	$(48,074,687)	$181,308,616	54,270,131

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Eventide Healthcare & Life Sciences Fund (Continued)

Investments no longer affiliated as of June 30, 2024

							Net Increase/
		Share Balance				Dividends	Decrease in			Share Balance
	Market Value at	at June 30,			Corporate	Credited to	Appreciation	Realized Gains	Market Value at	at June 30,
Description	June 30, 2023	2023	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	June 30, 2024	2024
Korro Bio, Inc. Series B1 [2]	$10,118,775	3,831,418	$—	$—	$(10,000,001)	$—	$(118,774)	$—	$—	—
Korro Bio, Inc. Series B2 [2]	9,499,999	3,597,122	—	—	(9,999,999)	—	500,000	—	—	—
LEXEO Therapeutics Series B [2]	14,250,300	8,718,446	—	—	(14,999,999)	—	749,699	—	—	—
Marinus Pharmaceuticals, Inc.	34,460,919	3,173,197	10,013,184	(25,196,981)	—	—	(19,385,992)	108,870	—	—
Mirum Pharmaceuticals, Inc.	53,271,530	2,059,201	28,399,140	(43,165,596)	—	—	7,810,476	11,288,240	57,603,790	1,684,814
Reneo Pharmaceuticals, Inc.	11,480,000	1,750,000	3,422,079	(3,646,593)	—	—	2,520,000	(13,775,486)	—	—
Total	$133,081,523	23,129,384	$41,834,403	$(72,009,170)	$(34,999,999)	$—	$(7,924,591)	$(2,378,376)	$57,603,790	1,684,814
	$301,092,829	62,008,102	$170,104,360	$(89,353,027)	$9,999,999	$—	$(102,478,692)	$(50,453,063)	$238,912,406	55,954,945

1.	Not affiliated June 30, 2023.

2.	Conversion.

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2024, the Eventide Balanced Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund were invested in the following restricted securities:

Eventide Balanced Fund

	Initial
Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 3.7250%, 2/24/25	2/25/2022	3,800,000	$3,800,000	$3,739,496	1.0%

Eventide Dividend Opportunities Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	3,250,000	$3,250,000	$3,214,663	0.4%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Eventide Exponential Technologies Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	750,000	$750,000	$741,845	0.6%

Eventide Gilead Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Beta Bionics, Inc. Series B	8/31/2018	1,881,321	$20,000,022	$14,072,281	0.4%
Beta Bionics, Inc. Series B2	6/27/2019	665,474	7,399,998	5,064,257	0.2%
Beta Bionics, Inc. Series C	2/16/2022	964,052	9,999,867	7,133,985	0.2%
Beta Bionics, Inc. Series D	8/29/2023	714,286	6,000,002	6,621,431	0.2%
Beta Bionics, Inc. Series C Warrant	2/16/2022	241,013	—	1,783,496	0.1%
Beta Bionics, Inc. Series D Warrant	8/29/2023	500,000	—	3,350,000	0.1%
Hope Global International, 4.0000%, 01/07/28	12/28/2023	2,000,000	2,000,000	1,868,542	0.1%
Mirum Pharmaceuticals, Inc. PIPE	7/18/2023	228,572	6,000,015	7,814,877	0.2%
Peloton Therapeutics, Inc. - CVR	2/14/2019	3,982,940	—	3,365,186	0.1%
Vision Fund International, 3.1500%, 12/15/25	12/16/2021	5,000,000	5,000,000	4,796,460	0.1%
Vision Fund International, 3.2230%, 12/15/26	12/16/2021	5,000,000	5,000,000	4,681,510	0.1%
Vision Fund International, 4.7400%, 05/16/25	5/18/2022	5,000,000	5,000,000	4,941,120	0.1%
Vision Fund International, 5.9030%, 09/19/25	9/21/2022	5,000,000	5,000,000	4,988,200	0.1%
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	9,000,000	9,000,000	8,902,143	0.3%

Eventide Healthcare & Life Sciences Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Arch Oncology, Inc. Series C1	4/26/2021	4,643,043	$5,952,381	$128,798	0.0%
Avalyn Pharma Inc. Series C1	9/25/2023	20,482,289	15,000,000	15,000,000	1.0%
Beta Bionics, Inc. Series B	8/31/2018	940,660	10,000,006	7,036,136	0.5%
Beta Bionics, Inc. Series B2	6/27/2019	809,360	8,999,994	6,159,230	0.4%
Beta Bionics, Inc. Series C	2/16/2022	482,026	4,999,933	3,566,992	0.3%
Beta Bionics, Inc. Series D	8/29/2023	476,190	3,999,996	4,414,281	0.3%
Beta Bionics, Inc. Series C Warrant	2/16/2022	120,500	—	891,700	0.1%
Beta Bionics, Inc. Series D Warrant	8/29/2023	333,333	—	2,233,331	0.1%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Eventide Healthcare & Life Sciences Fund (Continued)

	Initial
Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
BioSplice Therapeutics, Inc. Series B-1	3/5/2021	295,276	$15,000,021	$—	0.0%
BioSplice Therapeutics, Inc. Series C PIK, 10.5000%, 03/12/25	5/2/2023	3,500,000	3,500,000	394,520	0.0%
Biosplice Therapeutics, Inc. Series C Warrant	5/2/2023	103,150	—	—	0.0%
Bridgebio Pharma, Inc. PIPE	9/28/2023	137,513	3,749,979	3,483,204	0.2%
Casma Therapeutics, Inc. Series B1	8/26/2020	5,000,000	3,750,000	1,046,500	0.1%
Casma Therapeutics, Inc. Series B2	6/7/2021	5,000,000	3,750,000	1,046,500	0.1%
Casma Therapeutics, Inc. Series C1	7/6/2022	1,820,413	837,390	381,013	0.0%
Casma Therapeutics, Inc. Series C2	1/31/2023	1,979,882	910,746	414,389	0.0%
Flare Therapeutics, Inc. Series A	4/22/2021	1,097,561	1,097,561	1,320,366	0.1%
Flare Therapeutics, Inc. Series A2	5/31/2022	902,439	902,439	1,085,634	0.1%
Flare Therapeutics, Inc. Series B	2/1/2023	1,952,962	2,349,999	2,349,413	0.2%
Freenome Holdings, Inc. Series D	11/22/2021	930,436	6,999,994	1,526,101	0.1%
Freenome Holdings, Inc. Series F	1/26/2024	133,941	990,984	219,690	0.0%
Goldfinch Biopharma, Inc. Series A	3/15/2019	5,000,000	5,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B	6/29/2020	8,474,576	10,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B2	3/21/2022	4,237,288	5,000,000	—	0.0%
Kojin Therapeutics, Inc. Series A-1	6/2/2021	763,319	1,499,998	467,228	0.0%
Kojin Therapeutics, Inc. Series A-2	1/28/2022	763,319	1,499,998	467,228	0.0%
Korro Bio, Inc.	11/27/2023	369,108	20,078,868	12,501,688	0.9%
Lexeo Therapeutics, Inc.	11/27/2023	1,287,846	19,999,995	20,657,050	1.4%
Metagenomi, Inc.	12/20/2022	449,708	9,390,942	1,834,809	0.1%
Mirum Pharmaceuticals, Inc. PIPE	7/18/2023	152,381	4,000,001	5,209,906	0.4%
Peloton Therapeutics, Inc. - CVR	2/14/2019	1,528,871	—	1,291,743	0.1%
Evida BioSciences, Inc.	12/31/2020	1,017,770	702,262	702,261	0.1%
Shoreline Biosciences Series B	10/28/2021	1,489,958	15,000,003	12,673,435	0.9%

(7)	SECTOR EXPOSURE RISK

The Eventide Exponential Technologies Fund invests primarily in equity and equity-related securities of companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, e-commerce discretionary, internet media and services, healthcare technology, healthcare devices, or transaction and payment processing services industries. Because of its focus on technology companies, the Eventide Exponential Technologies Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Exponential Technologies Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)	MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

(10)	LINE OF CREDIT

Effective January 24, 2024, the Eventide Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”), that is set to expire on January 22, 2025. Borrowings under the Uncommitted Line bear an interest at Prime Rate minus 0% per month. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2024, none of the Eventide Funds accessed the line of credit.

(11)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Charles Schwab & Co, Inc. Special Custody Account for the Exclusive Benefit of Customers held 37.31%, 28.74%, 40.09%, 31.98% and 28.90% of the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively. As of June 30, 2024, National Financial Services LLC held 41.28% and 28.83% of the Eventide Core Bond Fund and Eventide Large Cap Focus Fund, respectively. As of June 30, 2024, American Enterprise Investment Services held 29.88% of the Eventide Limited-Term Bond Fund.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, and Eventide Limited-Term Bond Fund and Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eventide Balanced Fund (formerly, Eventide Multi-Asset Income Fund), Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, and Eventide Limited-Term Bond Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years and periods ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, issuers, and brokers; when replies were not received from issuers and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2024

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Eventide Funds
Consideration and Renewal of Management Agreement
June 30, 2024

Consideration and Renewal of Management Agreement between Mutual Fund Series Trust and Eventide Asset Management, LLC with respect to Eventide Gilead Fund, Eventide Healthcare and Life Sciences Fund, Eventide Balanced, Eventide Dividend Opportunities Fund, Eventide Limited-Term Bond Fund, Eventide Exponential Technologies Fund, Eventide Core Bond Fund and Eventide Large Cap Focus Fund.

In connection with a meeting held on May 8, 9 and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Eventide Agreement”) between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide Gilead Fund (“Eventide Gilead”), Eventide Healthcare and Life Sciences Fund (“Eventide HLS”), Eventide Balanced Fund (“Balanced”), Eventide Dividend Opportunities Fund (“Eventide DO”), Eventide Limited-Term Bond Fund (“Eventide LTB”), Eventide Exponential Technologies Fund (“Eventide ET”), Eventide Core Bond Fund (“Eventide CB”) and Eventide Large Cap Focus Fund (“Eventide LCF”) (collectively, the “Eventide Funds”)

The Board examined Eventide’s responses to a series of questions regarding, among other things, its advisory services provided to the Eventide Funds, comparative fee and expense information, and profitability from managing the Eventide Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Eventide Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Eventide Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel and noted that Eventide hired additional analysts in the prior year. The Board discussed Eventide’s service to the Eventide Funds, noting Eventide provided continuous portfolio management services including making investment decisions and security selection consistent with the values principals articulated in each Eventide Fund’s prospectus. The Board noted that Eventide had strong internal research capabilities and utilized this research in serving the Eventide Funds. The Board recognized that Eventide provided continuous oversight and compliance services to the Eventide Funds that are sub-advised by Boyd Watterson Asset Management LLC (“Boyd Watterson”). The Board noted that Eventide used a third-party compliance service to monitor compliance with Fund investment restrictions on a pre-and post-trade basis. The Board recognized that Eventide increased security and adopted new security procedures in the prior year, noting that there were no material compliance issues reported. The Board concluded it expected Eventide to continue providing high quality service to each Eventide Fund and its shareholders.

Performance. The Board reviewed the performance of each Eventide Fund relative to its peer group and Morningstar category.

Eventide Gilead: The Board observed that the Fund underperformed its peer group average and Russell Mid Cap Growth Index for all time periods and Mid Cap Growth Morningstar category for the 1-, 3-, and 5- year periods. The Board noted that Eventide explained that the Fund differed from its peer group because it was consistently overweight in small-cap biotechnology stocks. The Board noted that Eventide remained confident in the Fund’s investment strategy and explained that the Fund had experienced higher relative volatility based on a smaller number of holdings.

Eventide HLS: The Board noted the Fund underperformed its peer group average, US Fund Health Morningstar category and S&P Biotechnology Selected Industry TR Index for the 1- year period. The Board discussed that Eventide HLS underperformed its peer group average and Morningstar category for 3-year and 5-year periods but outperformed the benchmark index for the 3-year and 5-year periods and outperformed all benchmarks for the 10-year period.

Balanced: The Board discussed that the Fund underperformed its peer group average and Morningstar category for the 1- and 3-year periods but outperformed the benchmark index for all time periods and the peer group and Morningstar category for 5-year and since inception periods. The Board noted that Eventide explained that the Fund unperformed the Morningstar category due to less exposure to equity markets.

Eventide DO: The Board observed that the Fund outperformed the peer group average, US Fund Mid-cap Blend Morningstar category and Russell Mid Cap TR Index for all time periods. The Board noted that Eventide referenced the Fund’s focus on investing in well-positioned and professionally managed securities.

Eventide Funds
Consideration and Renewal of Management Agreement (Continued)
June 30, 2024

Eventide LTB: The Board discussed that the Fund outperformed its peer group average and benchmark index for the 1-year and 10-year periods. The Board noted the Fund underperformed its peer group average and Morningstar category for the 3- and 5-year periods. The Board recognized that corporate bonds contributed the most to the Fund’s performance, but that Eventide explained that the long-term bond mandate led to the underperformance related to the Morningstar category.

Eventide ET: The Board observed the Fund outperformed the benchmark index for the 1-year period but underperformed its peer group average and Morningstar category for the 1-, 3-year and since inception periods. The Board recognized that Eventide explained the Fund’s underperformance was due to the Fund’s focus on small-cap stocks while the peer group, Morningstar category and benchmark index benefited from the growth in large-cap stocks.

Eventide CB: The Board discussed that the Eventide CB trailed its peer group average, Morningstar category and benchmark index for all time periods. The Board noted that Eventide explained the underperformance related to the benchmark index was related to the timing of the Fund’s launch in a higher interest rate environment. The Board recognized that Eventide CB had less exposure to US Treasuries and longer duration than funds in the peer group which led to underperformance.

Eventide LCF: The Board commented that the Fund outperformed its peer group average and Morningstar category for the 1-year and since inception periods and outperformed the S&P 500 TR Index for the 1-year period. The Board acknowledged that Eventide explained the Fund’s performance was due to strong stock selection and portfolio allocation in the consumer staples and industrials sectors.

After discussion, the Board concluded that the performance of each Eventide Fund was acceptable.

Fees and Expenses. The Board discussed the advisory fee for each Eventide Fund compared to the average fees charged by each Eventide Fund’s peer group and Morningstar category. The Board considered the soft dollar benefits received by Eventide; the sub-advisory fees paid with respect to certain Eventide Funds along with the indirect benefits of Rule 12b-1 fees received by Eventide with respect to the distribution of the Eventide Funds. The Board noted Eventide’s belief that the advisory fees were reasonable given its expertise in technical research, dividend stock selection, specific ethical screening and active management of the Eventide Funds. The Board concluded that the advisory fee for each Eventide Fund was not unreasonable.

Eventide Gilead: The Board noted the advisory fee and net expense ratio were above the medians and averages for the peer group and Morningstar category but was well within the ranges for both.

Eventide HLS: The Board observed that the advisory fee was above the median and average for the peer group and Morningstar category but were below the highs. The Board noted that the net expense ratio was above the median and average for the peer group and Morningstar category but was well below the highs for each. The Board considered that the Fund’s portfolio had a significantly lower average market capitalization than the peer group and Morningstar category funds, indicative of the specialized focus of the strategy.

Balanced: The Board discussed that the advisory fee and net expense ratio was in line with the medians and averages for the peer group and the advisory fee was below the peer group after the fee waiver. The Board noted that the advisory fee and net expense ratio was above the median and average for the Morningstar category but were both significantly below the highs.

Eventide DO: The Board noted Eventide DO’s advisory fee was below the median and average for the peer group and in line with the with Morningstar category. The Board further noted the net expense ratio below the average for the peer group and in line with the median and average for the Morningstar category.

Eventide LTB: The Board commented that the advisory fee was below the median and average of the peer group and Morningstar category. The Board noted the net expense ratio was equal to the peer group average and above the Morningstar category median and average but well below the high. The Board further noted that Eventide had agreed to reduce its advisory fee by two basis points in the prior year.

Eventide ET: The Board observed the advisory fee and net expense ratio for the Fund were above the medians and averages for the peer group and Morningstar category but were below the highs for both.

Eventide Funds
Consideration and Renewal of Management Agreement (Continued)
June 30, 2024

Eventide CB: The Board acknowledged the advisory fee was below the median and average for the peer group and Morningstar category. The Board noted the net expense ratio was above the peer group and Morningstar category average and median but was in line with and below the highs for both. The Board noted that Eventide had agreed to a reduce its advisory fee by two basis points in the prior year.

Eventide LCF: The Board noted the Eventide LCF advisory fee and net expense ratio were above the peer group and Morningstar category medians and averages but significantly below the highs.

The Board concluded that the advisory fee paid by each of the Eventide Funds to Eventide was not unreasonable.

Profitability. The Board reviewed the financial information provided by Eventide and discussed Eventide’s profitability from its services to each of the Eventide Funds. The Board noted that some of Eventide’s senior personnel received compensation in the form of ownership distributions that, if included as an operating expense in Eventide’s calculations, would reduce the estimated profit levels. The Board observed that Eventide did not earn a profit from advising Eventide LTB, Eventide CB and Eventide LCF and earned a reasonable profit from Eventide Gilead, Eventide HLS, Balanced, Eventide DO, and Eventide ET. The Board considered the soft dollar benefits received by Eventide. The Board determined excess profitability was not a concern at this time.

Economies of Scale. The Board discussed potential breakpoints for the Eventide Funds, noting that the Eventide Fund’s shareholders benefited from each Fund’s expense cap. The Board discussed the impact of sub-adviser fee breakpoints on adviser economies. The Board recognized that Eventide had lowered its advisory fee for Eventide CB and Eventide LTB in 2023. The Board determined it would discuss breakpoints with Eventide in the future as the Eventide Funds increased AUM.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Eventide Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Eventide Agreement was in the best interests of each Eventide Renewal Fund and its respective shareholders.

Eventide Funds
Consideration and Renewal of Management Agreement (Continued)
June 30, 2024

Consideration and Renewal of the Sub-Advisory Agreements between Eventide Asset Management, LLC and Boyd Watterson Asset Management LLC with respect to Eventide Core Bond Fund, Eventide Limited-Term Bond Fund and Eventide Balanced Fund

In connection with a meeting held on May 8, 9 and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreements (the “BW Agreement”) between Eventide Asset Management, LLC (“Eventide”) and Boyd Watterson Asset Management LLC (“Boyd Watterson”) with respect to Eventide Core Bond Fund (“Eventide CB”); Eventide Limited-Term Bond Fund (“Eventide LTB”) and Eventide Balanced Fund (“Balanced”).

The Board examined Boyd Watterson’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Eventide CB, Eventide LTB and Balanced, comparative fee and expense information, and profitability from sub-advising Eventide CB, Eventide LTB and Balanced. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Boyd Agreements and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the BW Agreement.

Nature, Extent and Quality of Services. The Board reviewed the changes in the key personnel servicing the Eventide Sub-Advised Funds, noting that a new position of COO had been created and filled. The Board agreed that the key personnel at Boyd Watterson had extensive experience in developing and operating fixed income strategies. The Board discussed that Boyd Watterson provided full portfolio investment management services to Eventide LTB and Eventide CB and managed the fixed income strategy portfolio of Eventide Balanced. The Board reviewed that Boyd Watterson utilized multiple committees and review processes along with a model-based approach to operate the Eventide Sub-Advised Funds’ investment strategies. The Board noted that Boyd Watterson used a bottom-up approach in selecting securities with a focus on income, consistency, and risk mitigation. The Board discussed that Boyd Watterson used a proprietary IT system to ensure compliance with investment restrictions for each of the Boyd Watterson Funds. The Board noted that the sub-adviser reported no material compliance issues or material litigation. The Board agreed that Boyd Watterson could be expected to continue providing quality services to the Eventide Sub-Advised Funds.

Performance. The Board reviewed the performance of each Eventide Sub-Advised Fund relative to its benchmarks.

Eventide CB: The Board discussed that Eventide CB trailed the peer group average, Morningstar category and benchmark index for all time periods. The Board noted that Boyd Watterson explained the underperformance related to the benchmark index was due to the timing of the Fund’s launch into a higher interest rate environment. The Board recognized that the Eventide CB has less exposure to US Treasuries and longer duration than other funds in the peer group which led to the underperformance.

Eventide LTB: The Board observed the Eventide LTB outperformed the peer group average and benchmark index for the 1-year and 10-year periods. The Board noted Eventide LTB underperformed the peer group average and Morningstar category for the 3- and 5-year periods. The Board recognized that corporate bonds contributed the most to Eventide LTB’s performance, but Boyd Watterson explained that the long-term bond mandate led to the underperformance related to the Morningstar category.

Balanced: The Board reviewed that Eventide Balanced underperformed the peer group average and Morningstar category for the 1-year and 3-year periods but outperformed the benchmark index for all time periods and the peer group and Morningstar category for the 5-year and since inception periods. The Board noted that Eventide explained that the Fund unperformed the Morningstar category due to less exposure to the equity markets than other funds in the category.

After discussion, the Board concluded that the performance of each Eventide Sub-Advised Fund was acceptable.

Eventide Funds
Consideration and Renewal of Management Agreement (Continued)
June 30, 2024

Fees and Expenses. The Board reviewed the tiered structure to the sub-advisory fee for each of the Eventide Sub-Advised Funds. The Board discussed that Boyd Watterson received 0.15% sub-advisory fee for assets of $100 million and under, 0.07% sub-advisory fee for assets over $100 million and a sub-advisory fee of 0.06% for assets above $500 million for the aggregate asset level of the Boyd Watterson Funds. The Board discussed the allocation of fees between Eventide and Boyd Watterson, given their respective duties and other factors and considering the fee breakpoints. The Board determined that the sub-advisory fees for the Eventide Sub-Advised Funds and the allocation between Eventide and Boyd Watterson were not unreasonable.

Profitability. The Board observed that Boyd Watterson earned a modest profit from sub-advising the Boyd Watterson Funds. The Board concluded excessive profitability was not a concern at this time.

Economies of Scale. The Board discussed whether the Boyd Watterson Funds had reached the size where Boyd Watterson benefited from economies of scale. The Board acknowledged economies of scale, including the impact of the current sub-advisory fee breakpoints, was an issue primarily considered by the Board when evaluating the advisory agreement with Eventide.

Conclusion. Having requested and received such information from Boyd Watterson as the Board believed to be reasonably necessary to evaluate the terms of the BW Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the BW Agreement was in the best interests of each of the Eventide Sub-Advised Funds and their respective shareholders.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●  open an account or deposit money

●  direct us to buy securities or direct us to sell your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●  affiliates from using your information to market to you.

●  sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ADVISOR
Eventide Asset Management, LLC
One International Place, Suite 4210
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 8/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 8/30/2024

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 8/30/2024